                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-04604
      ---------------------------------------------------------------------

                           CREDIT SUISSE CAPITAL FUNDS
      ---------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
      ---------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                           Credit Suisse Capital Funds
                              466 Lexington Avenue
                          New York, New York 10017-3147

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

APRIL 30, 2003
(UNAUDITED)

- CREDIT SUISSE
  TAX EFFICIENT FUND

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TAX EFFICIENT FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    May 21, 2003

Dear Shareholder:

   For the six months ended April 30, 2003, the Common Class shares of Credit Suisse Tax Efficient Fund(1),(2) (the "Fund") had a gain of 3.88%, versus an increase of 4.48% for the Standard & Poor's 500 Index.(3) The Fund's Class A Shares (without sales charge), Class B Shares (without contingent deferred sales charge) and Class C Shares (without contingent deferred sales charge) had gains of 3.80%(4), 3.51%(4) and 3.51%(4), respectively, for the same period.

                             RETURNS AFTER TAXES(5)

                                                   COMMON    CLASS A    CLASS B    CLASS C
                                                   SHARES    SHARES     SHARES     SHARES
                                                   ------    -------    -------    -------
After taxes on distributions, without maximum
  sales load, or CDSC, as applicable                3.80%     3.71%      3.51%      3.51%

After taxes on distributions, with maximum
  sales load, or CDSC, as applicable                3.80%    (2.25%)    (0.49%)     2.51%

After taxes on distributions and sale of Fund
  shares, without maximum sales load,
  or CDSC, as applicable                            2.38%     2.33%      2.15%      2.15%

After taxes on distributions and sale of Fund
  shares, with maximum sales load, or CDSC,
  as applicable                                     2.38%    (1.33%)    (0.30%)     1.54%

   The period was an ultimately positive one for the U.S. stock market, due to a post-war rally in April that erased earlier losses. Stocks initially fell, beset by a tepid economy and lackluster earnings-growth prospects, and by the threat of war. However, as the war with Iraq wound down, risk factors eased considerably and investors reentered the equity market. In this environment, the Fund had a gain but modestly lagged its benchmark. Stocks that hindered the Fund included specific materials, industrial and consumer-discretionary holdings. On the positive side, stocks that aided the Fund included its health-care and consumer-staples holdings.

   We believe that the war and the early 2003 turbulence in energy costs should prove to be short-term influences on the U.S. economy. Provided that some stability can prevail in Iraq and the broader region going forward (and assuming continued success on the anti-terrorism front), perhaps the resumption of normal economic conditions may finally occur. We regard normal conditions as those in which the forces of monetary and fiscal policy and the value of the U.S. dollar affect the economy with their usual strength and in the usual timeframe.

   Pessimists can point to the 6% U.S. unemployment rate (as of April 2003) and weak economies in Continental Europe and Japan as negative influences. Yet the stimulus provided by monetary ease and deficit spending could revive the economy under normal conditions, including growth in investment demand equal to or faster than the historical average rate. Average or above average investment demand, combined with at least average consumer demand and robust government demand, usually provide a favorable environment for equities (although, of course, past performance cannot guarantee future results.)

   Anticipating a return to normal conditions, we have pruned the portfolio of several names that, in our view, lack the potential to perform well as economic conditions improve. While doing so, we added names we deemed to have strong fundamentals and good potential to perform well in a recovering economy.

   Although we expect economic growth to accelerate, greater competitive pressure and limited pricing power are conditions we feel are likely to persist. Some managements face these challenges better than others do. If and when we do not get the results we expect, we will act in a timely manner to replace underperformers with stocks that we believe have better long-term potential.

Hugh Neuburger
Portfolio Manager

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                                          SINCE     INCEPTION
                                    1 YEAR      5 YEARS     10 YEARS    INCEPTION      DATE
                                    ------      -------     --------    ---------   ---------
Common Class
  Return Before Taxes              (28.05%)         --           --      (20.14%)    8/01/00
  Return After Taxes
   on Distributions                (28.11%)         --           --      (20.43%)    8/01/00
  Return After Taxes on
   Distributions and
   Sale of Fund Shares             (17.22%)         --           --      (17.81%)    8/01/00
Class A
  Return Before Taxes
   Without Sales Charge            (28.02%)      (3.89%)       6.46%       7.43%    12/15/86
  Return Before Taxes
   With Maximum
   Sales Charge                    (32.14%)      (5.02%)       5.83%       7.04%    12/15/86
  Return After Taxes on
   Distributions Without
   Sales Charge                    (28.08%)      (4.46%)       5.06%       5.62%    12/15/86
  Return After Taxes on
   Distributions With
   Maximum Sales Charge            (32.20%)      (5.59%)       4.44%       5.24%    12/15/86
  Return After Taxes
   on Distributions and
   Sale of Fund Shares
   Without Sales Charge            (17.20%)      (3.64%)       5.05%       5.60%    12/15/86
  Return After Taxes
   on Distributions
   and Sale of Fund Shares
   With Maximum
   Sales Charge                    (19.73%)      (4.63%)       4.46%       5.23%    12/15/86

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                                          SINCE     INCEPTION
                                    1 YEAR      5 YEARS     10 YEARS    INCEPTION      DATE
                                    ------      -------     --------    ---------   ---------
Class B
  Return Before Taxes
   Without CDSC                    (28.56%)      (4.60%)         --        3.55%     2/28/96
  Return Before Taxes With
   Maximum CDSC                    (31.42%)      (4.60%)         --        3.55%     2/28/96
  Return After Taxes
   on Distributions
   Without CDSC                    (28.56%)      (5.17%)         --        2.49%     2/28/96
  Return After Taxes on
   Distributions With
   Maximum CDSC                    (31.42%)      (5.17%)         --        2.49%     2/28/96
  Return After Taxes
   on Distributions and
   Sale of Fund Shares
   Without CDSC                    (17.54%)      (4.25%)         --        2.68%     2/28/96
  Return After Taxes
   on Distributions and
   Sale of Fund Shares
   With Maximum CDSC               (19.29%)      (4.25%)         --        2.68%     2/28/96
Class C
  Return Before Taxes
   Without CDSC                    (28.56%)         --           --      (16.05%)    2/28/00
  Return Before Taxes With
   Maximum CDSC                    (29.28%)         --           --      (16.05%)    2/28/00
  Return After Taxes
   on Distributions
   Without CDSC                    (28.56%)         --           --      (16.31%)    2/28/00
  Return After Taxes on
   Distributions With
   Maximum CDSC                    (29.28%)         --           --      (16.31%)    2/28/00
  Return After Taxes
   on Distributions and
   Sale of Fund Shares
   Without CDSC                    (17.54%)         --           --      (14.20%)    2/28/00
  Return After Taxes
   on Distributions
   and Sale of Fund Shares
   With Maximum CDSC               (17.98%)         --           --      (14.20%)    2/28/00

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                                          SINCE     INCEPTION
                                    1 YEAR      5 YEARS     10 YEARS    INCEPTION      DATE
                                    ------      -------     --------    ---------   ---------
Common Class
  Return Before Taxes              (16.09%)         --           --      (17.37%)    8/01/00
  Return After Taxes
   on Distributions                (16.09%)         --           --      (17.67%)    8/01/00
  Return After Taxes
   on Distributions and
   Sale of Fund Shares              (9.83%)         --           --      (13.29%)    8/01/00
Class A
  Return Before Taxes
   Without Sales Charge            (16.06%)      (2.47%)       7.51%       7.88%    12/15/86
  Return Before Taxes
   With Maximum
   Sales Charge                    (20.90%)      (3.62%)       6.88%       7.49%    12/15/86
  Return After Taxes on
   Distributions Without
   Sales Charge                    (16.13%)      (3.05%)       6.10%       6.07%    12/15/86
  Return After Taxes on
   Distributions With
   Maximum Sales
   Charge                          (20.96%)      (4.20%)       5.48%       5.69%    12/15/86
  Return After Taxes
   on Distributions and
   Sale of Fund Shares
   Without Sales Charge             (9.86%)      (1.78%)       5.89%       5.94%    12/15/86
  Return After Taxes
   on Distributions and
   Sale of Fund Shares
   With Maximum
   Sales Charge                    (12.83%)      (2.68%)       5.34%       5.59%    12/15/86

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                                          SINCE     INCEPTION
                                    1 YEAR      5 YEARS     10 YEARS    INCEPTION      DATE
                                    ------      -------     --------    ---------   ---------
Class B
  Return Before Taxes
   Without CDSC                    (16.61%)      (3.19%)         --        4.59%     2/28/96
  Return Before Taxes
   With Maximum CDSC               (19.94%)      (3.19%)         --        4.59%     2/28/96
  Return After Taxes
   on Distributions
   Without CDSC                    (16.61%)      (3.77%)         --        3.53%     2/28/96
  Return After Taxes on
   Distributions With
   Maximum CDSC                    (19.94%)      (3.77%)         --        3.53%     2/28/96
  Return After Taxes on
   Distributions and
   Sale of Fund Shares
   Without CDSC                    (10.20%)      (2.32%)         --        3.68%     2/28/96
  Return After Taxes
   on Distributions and
   Sale of Fund Shares
   With Maximum CDSC               (12.25%)      (2.32%)         --        3.68%     2/28/96
Class C
  Return Before Taxes
   Without CDSC                    (16.61%)         --           --      (13.66%)    2/28/00
  Return Before Taxes
   With Maximum CDSC               (17.44%)         --           --      (13.66%)    2/28/00
  Return After Taxes
   on Distributions
   Without CDSC                    (16.61%)         --           --      (13.92%)    2/28/00
  Return After Taxes on
   Distributions With
   Maximum CDSC                    (17.44%)         --           --      (13.92%)    2/28/00
  Return After Taxes
   on Distributions and
   Sale of Fund Shares
   Without CDSC                    (10.20%)         --           --      (10.44%)    2/28/00
  Return After Taxes
   on Distributions and
   Sale of Fund Shares
   With Maximum CDSC               (10.71%)         --           --      (10.44%)    2/28/00

----------
Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Effective June 3, 2002 the Fund's name was changed from Credit Suisse Blue Chip Fund and the Fund's investment objective changed to long-term capital appreciation on an after-tax basis. The Fund implements an explicit investment strategy of seeking to reduce, though not eliminate, taxable distributions to shareholders. The investment adviser's attempts to manage the Fund in a tax efficient manner may hurt the Fund's performance on a pre-tax basis. Therefore, the Fund may be less attractive to persons who invest in the Fund through tax-advantaged vehicles, such as IRA's or 401(k) plans.
(3) The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.
(4) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 2.17%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge, or CDSC, of 4%), was down 0.49%. Total return for Class C shares for the reporting period, based on redemption value (including maximum CDSC of 1%), was 2.51%.
(5) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual returns depend on an investor's circumstances and may differ from those shown. Actual after-tax returns may not be relevant to investors who hold their shares through tax-advantaged arrangements, such as IRA's or 401(k) plans. The after-tax performance figures provided in this report may vary from the after-tax performance figures provided by other sources. In some cases the returns after taxes may exceed the returns before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period.

CREDIT SUISSE TAX EFFICIENT FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

                                                                     NUMBER OF
                                                                      SHARES         VALUE
                                                                     ---------       -----
COMMON STOCKS (100.0%)
AEROSPACE & DEFENSE (2.8%)
    United Technologies Corp.                                          38,500     $  2,379,685
                                                                                  ------------
AIR FREIGHT & COURIERS (1.2%)
    FedEx Corp.                                                        16,600          994,008
                                                                                  ------------
BANKS (8.1%)
    Bank of America Corp.                                              24,000        1,777,200
    Bank One Corp.                                                     34,500        1,243,725
    Charter One Financial, Inc.                                        61,000        1,772,050
    Wells Fargo & Co.                                                  43,200        2,084,832
                                                                                  ------------
                                                                                     6,877,807
                                                                                  ------------
BEVERAGES (1.3%)
    PepsiCo, Inc.                                                      25,500        1,103,640
                                                                                  ------------
BIOTECHNOLOGY (3.6%)
    Amgen, Inc.*                                                       50,000        3,065,500
                                                                                  ------------
CHEMICALS (1.4%)
    PPG Industries, Inc.                                               24,000        1,164,240
                                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES (1.6%)
    Avery Dennison Corp.                                               25,000        1,325,250
                                                                                  ------------
COMMUNICATIONS EQUIPMENT (1.8%)
    Cisco Systems, Inc.*                                              101,500        1,526,560
                                                                                  ------------
COMPUTERS & PERIPHERALS (4.0%)
    Dell Computer Corp.*                                               41,000        1,185,310
    International Business Machines Corp.                              26,140        2,219,286
                                                                                  ------------
                                                                                     3,404,596
                                                                                  ------------
DIVERSIFIED FINANCIALS (7.6%)
    Citigroup, Inc.                                                    72,600        2,849,550
    Freddie Mac                                                        20,500        1,186,950
    J.P. Morgan Chase & Co.                                            40,000        1,174,000
    Merrill Lynch & Company, Inc.                                      29,500        1,210,975
                                                                                  ------------
                                                                                     6,421,475
                                                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.6%)
    BellSouth Corp.                                                    57,000        1,452,930
    Verizon Communications, Inc.                                       44,000        1,644,720
                                                                                  ------------
                                                                                     3,097,650
                                                                                  ------------
FOOD & DRUG RETAILING (1.2%)
    CVS Corp.                                                          41,500        1,004,715
                                                                                  ------------
FOOD PRODUCTS (1.3%)
    General Mills, Inc.                                                25,000        1,127,750
                                                                                  ------------
HEALTHCARE EQUIPMENT & SUPPLIES (1.5%)
    Medtronic, Inc.                                                    27,000        1,288,980
                                                                                  ------------

                 See Accompanying Notes to Financial Statements.

                                                                     NUMBER OF
                                                                      SHARES         VALUE
                                                                     ---------       -----
COMMON STOCKS (CONTINUED)
HOUSEHOLD PRODUCTS (3.5%)
    Colgate-Palmolive Co.                                              26,000     $  1,486,420
    Procter & Gamble Co.                                               16,200        1,455,570
                                                                                  ------------
                                                                                     2,941,990
                                                                                  ------------
INDUSTRIAL CONGLOMERATES (3.3%)
    General Electric Co.                                               58,900        1,734,605
    Tyco International, Ltd.                                           67,300        1,049,880
                                                                                  ------------
                                                                                     2,784,485
                                                                                  ------------
INSURANCE (6.3%)
    Hartford Financial Services Group, Inc.                            36,700        1,495,892
    Marsh & McLennan Companies, Inc.                                   42,200        2,012,096
    St. Paul Companies, Inc.                                           42,200        1,449,148
    Travelers Property Casualty Corp. Class B                          23,000          373,750
                                                                                  ------------
                                                                                     5,330,886
                                                                                  ------------
MEDIA (8.1%)
    Clear Channel Communications, Inc.*                                22,000          860,420
    E.W. Scripps Co. Class A                                           22,900        1,814,825
    Gannett Company, Inc.                                               6,000          454,320
    Omnicom Group, Inc.                                                30,400        1,881,760
    Viacom, Inc. Class B*                                              43,000        1,866,630
                                                                                  ------------
                                                                                     6,877,955
                                                                                  ------------
MULTILINE RETAIL (7.8%)
    Costco Wholesale Corp.*                                            42,500        1,471,775
    Target Corp.                                                       53,000        1,772,320
    Wal-Mart Stores, Inc.                                              60,000        3,379,200
                                                                                  ------------
                                                                                     6,623,295
                                                                                  ------------
OIL & GAS (5.8%)
    ConocoPhillips                                                     40,704        2,047,411
    Exxon Mobil Corp.                                                  81,000        2,851,200
                                                                                  ------------
                                                                                     4,898,611
                                                                                  ------------
PERSONAL PRODUCTS (2.1%)
    Avon Products, Inc.                                                12,500          727,125
    Estee Lauder Companies, Inc. Class A                               33,700        1,095,250
                                                                                  ------------
                                                                                     1,822,375
                                                                                  ------------
PHARMACEUTICALS (11.8%)
    Abbott Laboratories                                                40,500        1,645,515
    Johnson & Johnson                                                  52,000        2,930,720
    Pfizer, Inc.                                                      115,180        3,541,785
    Wyeth                                                              43,300        1,884,849
                                                                                  ------------
                                                                                    10,002,869
                                                                                  ------------

                 See Accompanying Notes to Financial Statements.


                                                                     NUMBER OF
                                                                      SHARES         VALUE
                                                                     ---------       -----
COMMON STOCKS (CONCLUDED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.6%)
    Intel Corp.                                                       107,000     $  1,968,800
    Maxim Integrated Products, Inc.                                    15,500          608,995
    Texas Instruments, Inc.                                            73,300        1,355,317
                                                                                  ------------
                                                                                     3,933,112
                                                                                  ------------
SOFTWARE (5.7%)
    Mercury Interactive Corp.*                                         16,000          543,040
    Microsoft Corp.                                                   131,000        3,349,670
    Symantec Corp.*                                                    11,000          483,450
    VERITAS Software Corp.*                                            22,000          484,220
                                                                                  ------------
                                                                                     4,860,380
                                                                                  ------------

TOTAL COMMON STOCKS (Cost $76,384,800)                                              84,857,814
                                                                                  ------------

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $76,384,800)                              84,857,814

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                                           (10,426)
                                                                                  ------------

NET ASSETS (100.0%)                                                               $ 84,847,388
                                                                                  ============

----------
 * Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

ASSETS
    Investments at value (Cost $76,384,800) (Note 1)                    $ 84,857,814
    Receivable for investments sold                                          293,574
    Dividend receivable                                                       92,624
    Receivable for fund shares sold                                               96
    Prepaid expenses                                                           6,555
                                                                        ------------
      Total Assets                                                        85,250,663
                                                                        ------------

LIABILITIES
    Due to custodian                                                         190,269
    Advisory fee payable (Note 2)                                             27,817
    Administrative services fee payable (Note 2)                              15,040
    Distribution fee payable (Note 2)                                         30,462
    Trustees' fee payable                                                         71
    Payable for fund shares redeemed                                              35
    Other accrued expenses payable                                           139,581
                                                                        ------------
      Total Liabilities                                                      403,275
                                                                        ------------

NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                   6,751
    Paid-in capital (Note 5)                                              91,805,561
    Undistributed net investment income                                      108,832
    Accumulated net realized loss on investments                         (15,546,770)
    Net unrealized appreciation from investments                           8,473,014
                                                                        ------------
      Net Assets                                                        $ 84,847,388
                                                                        ============

COMMON SHARES
    Net assets                                                          $    755,833
    Shares outstanding                                                        59,379
                                                                        ------------
    Net asset value, offering price, and redemption price per share     $      12.73
                                                                        ============

A SHARES
    Net assets                                                          $ 61,880,479
    Shares outstanding                                                     4,855,373
                                                                        ------------
    Net asset value and redemption price per share                      $      12.74
                                                                        ============
    Maximum offering price per share (net asset value/(1-5.75%))        $      13.52
                                                                        ============

B SHARES
    Net assets                                                          $ 19,363,270
    Shares outstanding                                                     1,600,592
                                                                        ------------
    Net asset value and offering price per share                        $      12.10
                                                                        ============

C SHARES
    Net assets                                                          $  2,847,806
    Shares outstanding                                                       235,453
                                                                        ------------
    Net asset value and offering price per share                        $      12.10
                                                                        ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME (NOTE 1)
    Dividends                                                           $    695,753
    Interest                                                                     538
                                                                        ------------
      Total investment income                                                696,291
                                                                        ------------

EXPENSES
    Investment advisory fees (Note 2)                                        320,933
    Administrative services fees (Note 2)                                     70,418
    Distribution fees (Note 2)                                               192,468
    Transfer agent fees (Note 2)                                              94,575
    Printing fees (Note 2)                                                    36,802
    Registration fees                                                         33,144
    Legal fees                                                                28,293
    Audit fees                                                                11,929
    Custodian fees                                                             6,189
    Insurance expense                                                          5,087
    Trustees' fees                                                             2,402
    Interest expense                                                           2,015
    Miscellaneous expense                                                      1,222
                                                                        ------------
      Total expenses                                                         805,477
    Less: fees waived (Note 2)                                              (218,029)
                                                                        ------------
      Net expenses                                                           587,448
                                                                        ------------
       Net investment income                                                 108,843
                                                                        ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized loss from investments                                    (3,723,706)
    Net change in unrealized appreciation (depreciation) from
     investment                                                            6,621,047
                                                                        ------------
    Net realized and unrealized gain from investments                      2,897,341
                                                                        ------------
    Net increase in net assets resulting from operations                $  3,006,184
                                                                        ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX
                                                                 MONTHS ENDED    FOR THE YEAR
                                                                APRIL 30, 200       ENDED
                                                                 (UNAUDITED)   OCTOBER 31, 2002
                                                                --------------  ----------------
FROM OPERATIONS
  Net investment income                                          $    108,843     $    142,577
  Net realized loss from investments                               (3,723,706)     (10,387,080)
  Net change in unrealized appreciation (depreciation)
   from investments                                                 6,621,047      (13,227,307)
                                                                 ------------     ------------
   Net increase (decrease) in net assets resulting from
    operations                                                      3,006,184      (23,471,810)
                                                                 ------------     ------------

FROM DIVIDENDS
  Dividends from net investment income
  Common Class shares                                                  (1,947)              --
  Class A shares                                                     (140,641)              --
                                                                 ------------     ------------
   Net decrease in net assets resulting from dividends               (142,588)              --
                                                                 ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Proceeds from sale of shares                                      1,924,764        8,194,566
  Reinvestment of dividends                                           121,024               --
  Net asset value of shares redeemed                              (10,965,649)     (57,525,553)
                                                                 ------------     ------------
   Net decrease in net assets from capital share transactions      (8,919,861)     (49,330,987)
                                                                 ------------     ------------
  Net decrease in net assets                                       (6,056,265)     (72,802,797)

NET ASSETS
  Beginning of period                                              90,903,653      163,706,450
                                                                 ------------     ------------
  End of period                                                  $ 84,847,388     $ 90,903,653
                                                                 ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME                              $    108,832     $    142,577
                                                                 ============     ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                  FOR THE SIX
                                                                  MONTHS ENDED            FOR THE YEAR ENDED OCTOBER 31,
                                                                 APRIL 30, 2003     -----------------------------------------
                                                                   (UNAUDITED)         2002            2001          2000(1)
                                                                 --------------     ---------       ---------       ---------
PER SHARE DATA
  Net asset value, beginning of period                              $   12.28       $   15.14       $   22.55       $   22.55
                                                                    ---------       ---------       ---------       ---------

INVESTMENT OPERATIONS
  Net investment income (loss)(2)                                        0.03            0.04            0.01           (0.02)
  Net gain (loss) on investments (both realized and unrealized)          0.45           (2.90)          (6.47)           0.02
                                                                    ---------       ---------       ---------       ---------
      Total from investment operations                                   0.48           (2.86)          (6.46)             --
                                                                    ---------       ---------       ---------       ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                  (0.03)             --              --              --
  Distributions from net realized gains                                    --              --           (0.95)             --
                                                                    ---------       ---------       ---------       ---------
      Total dividends and distributions                                 (0.03)             --           (0.95)             --
                                                                    ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD                                      $   12.73       $   12.28       $   15.14       $   22.55
                                                                    =========       =========       =========       =========

      Total return(3)                                                    3.88%         (18.89)%        (29.66)%          0.00%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                          $     756       $     899       $   1,395       $   1,002
    Ratio of expenses to average net assets                              1.17%(4)        1.09%           1.10%           0.27%(4)
    Ratio of net investment income (loss) to average net assets          0.46%(4)        0.28%           0.05%          (0.11)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                               0.51%(4)        0.38%           0.14%             --
  Portfolio turnover rate                                                  24%             19%             17%             26%

----------
(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                          FOR THE SIX
                                          MONTHS ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2003     -----------------------------------------------------------------
                                          (UNAUDITED)         2002          2001           2000          1999          1998
                                         --------------     ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period     $   12.30        $   15.16     $   22.54     $   21.27     $   16.52     $   14.56
                                           ---------        ---------     ---------     ---------     ---------     ---------

INVESTMENT OPERATIONS
  Net investment income (loss)(1)               0.03             0.04          0.01         (0.04)        (0.03)           --
  Net gain (loss) on investments
    (both realized and unrealized)              0.44            (2.90)        (6.44)         2.92          5.04          2.88
                                           ---------        ---------     ---------     ---------     ---------     ---------
      Total from investment operations          0.47            (2.86)        (6.43)         2.88          5.01          2.88
                                           ---------        ---------     ---------     ---------     ---------     ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income         (0.03)              --            --            --            --         (0.02)
  Distributions from net realized gains           --               --         (0.95)        (1.61)        (0.26)        (0.90)
                                           ---------        ---------     ---------     ---------     ---------     ---------
      Total dividends and distributions        (0.03)              --         (0.95)        (1.61)        (0.26)        (0.92)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $   12.74        $   12.30     $   15.16     $   22.54     $   21.27     $   16.52
                                           =========        =========     =========     =========     =========     =========

      Total return(2)                           3.80%          (18.87)%      (29.56)%       14.39%        30.77%        21.00%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
   (000s omitted)                          $  61,880        $  65,319     $ 102,935     $ 159,945     $ 135,677     $  97,078
    Ratio of expenses to average net
     assets                                     1.17%(3)         1.09%         1.10%         1.14%         1.23%         1.29%
    Ratio of net investment income
     (loss) to average net assets               0.45%(3)         0.29%         0.04%        (0.19)%       (0.16)%       (0.02)%
    Decrease reflected in above
     operating expense ratios due
     to waivers/reimbursements                  0.51%(3)         0.39%         0.11%           --            --            --
  Portfolio turnover rate                         24%              19%           17%           26%           35%           21%

----------
(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                            FOR THE SIX
                                            MONTHS ENDED                         FOR THE YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2003      -----------------------------------------------------------------
                                            (UNAUDITED)          2002           2001         2000          1999          1998
                                           --------------      ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period     $        11.69      $   14.52     $   21.79     $   20.75     $   16.25     $   14.41
                                           --------------      ---------     ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment loss(1)                            (0.02)         (0.07)        (0.12)        (0.20)        (0.17)        (0.12)
  Net gain (loss) on investments
    (both realized and unrealized)                   0.43          (2.76)        (6.20)         2.85          4.93          2.86
                                           --------------      ---------     ---------     ---------     ---------     ---------
      Total from investment operations               0.41          (2.83)        (6.32)         2.65          4.76          2.74
                                           --------------      ---------     ---------     ---------     ---------     ---------

LESS DISTRIBUTIONS
  Distributions from net realized gains                --             --         (0.95)        (1.61)        (0.26)        (0.90)
                                           --------------      ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $        12.10      $   11.69     $   14.52     $   21.79     $   20.75     $   16.25
                                           ==============      =========     =========     =========     =========     =========

      Total return(2)                                3.51%        (19.49)%      (30.10)%       13.58%        29.73%        20.20%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
   (000s omitted)                          $       19,363      $  21,490     $  35,270     $  50,233     $  32,783     $  17,438
      Ratio of expenses to average net
       assets                                        1.92%(3)       1.84%         1.85%         1.85%         1.93%         1.99%
      Ratio of net investment loss
       to average net assets                       (0.29)%(3)      (0.46)%       (0.71)%       (0.91)%       (0.86)%       (0.72)%
      Decrease reflected in above
       operating expense ratios due to
       waivers/reimbursements                        0.51%(3)       0.39%         0.11%           --            --            --
  Portfolio turnover rate                              24%            19%           17%           26%           35%           21%

----------
(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)


                                            FOR THE SIX
                                            MONTHS ENDED           FOR THE YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2003      -------------------------------------
                                            (UNAUDITED)          2002           2001         2000(1)
                                           --------------      ---------      ---------      -------
PER SHARE DATA
  Net asset value, beginning of period     $        11.69      $   14.52      $   21.79      $ 20.01
                                           --------------      ---------      ---------      -------
INVESTMENT OPERATIONS
  Net investment loss(2)                            (0.02)         (0.06)         (0.12)       (0.17)
  Net gain (loss) on investments (both
   realized and unrealized)                          0.43          (2.77)         (6.20)        1.95
                                           --------------      ---------      ---------      -------
      Total from investment operations               0.41          (2.83)         (6.32)        1.78
                                           --------------      ---------      ---------      -------

LESS DISTRIBUTIONS
  Distributions from net realized gains                --             --          (0.95)          --
                                           --------------      ---------      ---------      -------
  NET ASSET VALUE, END OF PERIOD           $        12.10      $   11.69      $   14.52      $ 21.79
                                           ==============      =========      =========      =======

      Total return(3)                                3.51%        (19.49)%       (30.10)%       8.90%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
   (000s omitted)                          $        2,848      $   3,195      $   4,220      $ 4,412
    Ratio of expenses to average net
      assets                                         1.92%          1.84%          1.85%        1.32%(4)
    Ratio of net investment loss to
      average net assets                            (0.29)%(4)     (0.45)%        (0.71)%      (0.91)%(4)
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                         0.51%          0.40%          0.11%          --
  Portfolio turnover rate                              24%            19%            17%          26%

----------
(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Tax Efficient Fund, a series of the Credit Suisse Capital Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term capital appreciation on an after-tax basis. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985.

   The Fund is authorized to offer four classes of shares: Common Class, Class A, Class B and Class C. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Common Class shareholders may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Effective March 21, 2002, Class D shares ceased operations. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Common Class shares of the Fund bear expenses paid pursuant to a distribution plan at an annual rate of 0.25% of the average daily net assets of the Fund's Common Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a distribution plan at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net assets of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net assets of the Fund's Class C shares.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If no sales are reported, equity investments are generally valued at the most recent bid price. Debt securities with a remaining maturity greater than 60 days are valued on the basis of broker quotations or valuations provided by a pricing service that may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash Collateral received by the Fund in connection with securities lending activity may be invested in a variety of investments including certain CSAM -advised funds or the AIM Institutional Funds - Liquid Assets Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Fund and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Fund shall be reduced to such lower fee amount.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund based on the following fee structure:

           AVERAGE DAILY NET ASSETS                    ANNUAL RATE
           ------------------------                    -----------
           First $100 million                0.75% of average daily net assets
           Over $100 million                 0.50% of average daily net assets

   For the six months ended April 30, 2003, investment advisory fees earned and voluntarily waived were $320,933 and $218,029, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2003, co-administrative services fees earned by CSAMSI were $42,791.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

           AVERAGE DAILY NET ASSETS                    ANNUAL RATE
           ------------------------                    -----------
           First $5 billion                  .050% of average daily net assets
           Next $5 billion                   .035% of average daily net assets
           Over $10 billion                  .020% of average daily net assets

   For the six months ended April 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $27,627.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common class shares and Class A shares of the Fund. For the Class B shares and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets of Class B shares and Class C shares of the Fund. For the six months ended April 30, 2003, distribution fees paid to CSAMSI were as follows:

           CLASS                                      DISTRIBUTION FEE
           ------------                               ----------------
           Common Class                                  $    1,007
           Class A                                           77,479
           Class B                                           99,397
           Class C                                           14,585
                                                         ----------
                                                         $  192,468
                                                         ==========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2003, the Fund reimbursed CSAM $1,421 which is included in the Fund's transfer agent expense.

   For the six months ended April 30, 2003, CSAMSI and its affiliates advised the Fund that they retained $13,542 from commissions earned on the sales of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2003, Merrill was paid $10,237 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2003, and during the six months ended April 30, 2003, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2003, purchases and sales of investment securities (excluding short-term investments) were $20,292,139 and $29,019,136, respectively.

   At April 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were: $76,384,800, $14,860,727, $(6,387,713) and $8,473,014, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class shares, Class A shares, Class B shares, and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

                                                               COMMON CLASS
                                        ----------------------------------------------------------
                                           FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                          APRIL 30, 2003 (UNAUDITED)        OCTOBER 31, 2002
                                        ----------------------------------------------------------
                                            SHARES         VALUE          SHARES         VALUE
                                        -------------  -------------  -------------  -------------
Shares sold                                        39  $         505         29,164  $     473,793
Shares issued in reinvestment
  of dividends                                    147          1,860             --             --
Shares redeemed                               (13,976)      (166,023)       (48,090)      (689,981)
                                        -------------  -------------  -------------  -------------
Net decrease                                  (13,790) $    (163,658)       (18,926) $    (216,188)
                                        =============  =============  =============  =============

                                                                  CLASS A
                                        ----------------------------------------------------------
                                           FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                          APRIL 30, 2003 (UNAUDITED)         OCTOBER 31, 2002
                                        ----------------------------------------------------------
                                            SHARES         VALUE          SHARES         VALUE
                                        -------------  -------------  -------------  -------------
Shares sold                                   144,132  $   1,727,049        204,856  $   2,742,660
Shares issued in reinvestment
  of dividends                                  9,416        119,164             --             --
Shares redeemed                              (610,648)    (7,418,588)    (1,680,530)   (23,172,404)
                                        -------------  -------------  -------------  -------------
Net decrease                                 (457,100) $  (5,572,375)    (1,475,674) $ (20,429,744)
                                        =============  =============  =============  =============

                                                                  CLASS B
                                        ----------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                        APRIL 30, 2003 (UNAUDITED)           OCTOBER 31, 2002
                                        ----------------------------------------------------------
                                            SHARES         VALUE          SHARES         VALUE
                                        -------------  -------------  -------------  -------------
Shares sold                                    14,902  $     175,090        121,941  $   1,868,259
Shares redeemed                              (252,720)    (2,921,450)      (711,742)    (9,536,588)
                                        -------------  -------------  -------------  -------------
Net decrease                                 (237,818) $  (2,746,360)      (589,801) $  (7,668,329)
                                        =============  =============  =============  =============

                                                                  CLASS C
                                        ----------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                        APRIL 30, 2003 (UNAUDITED)           OCTOBER 31, 2002
                                        ----------------------------------------------------------
                                            SHARES         VALUE          SHARES         VALUE
                                        -------------  -------------  -------------  -------------
Shares sold                                     1,867  $      22,120         96,550  $   1,424,556
Shares redeemed                               (39,823)      (459,588)      (113,756)    (1,664,618)
                                        -------------  -------------  -------------  -------------
Net decrease                                  (37,956) $    (437,468)       (17,206) $    (240,062)
                                        =============  =============  =============  =============

                                                   CLASS D
                                        ----------------------------
                                              FOR THE YEAR ENDED
                                               OCTOBER 31, 2002(1)
                                        -------------  -------------
                                            SHARES         VALUE
                                        -------------  -------------
Shares sold                                   103,477  $   1,685,298
Shares redeemed                            (1,407,894)   (22,461,962)
                                        -------------  -------------
Net decrease                               (1,304,417) $ (20,776,664)
                                        =============  =============

----------
(1)  Class D ceased operations on March 21, 2002.

   Management has determined that due to an administrative oversight, new sales of Common Class shares other than pursuant to reinvestment of dividends took place after February 28, 2002, when there was no effective Common Class prospectus. A right of rescission will be offered to shareholders who purchased Common Class shares after February 28, 2002. The Fund will not bear any of the costs of the rescission offer, including payments due to shareholders who accept the offer.

   On April 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                    NUMBER OF          APPROXIMATE PERCENTAGE
           CLASS                  SHAREHOLDERS          OF OUTSTANDING SHARES
           -----                  ------------         ----------------------
           Common Class                 1                         6%
           Class C                      2                        12%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

CREDIT SUISSE TAX EFFICIENT FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

A special meeting of shareholders of the Credit Suisse Tax Efficient Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003, May 16, 2003 and June 5, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved except proposals 4A and 4B.

1. To Elect the Following Nominees as Trustees:

                                           FOR             WITHHELD
                                       -----------        ----------
           Richard H. Francis            4,548,696          420,794
           Jack W. Fritz                 4,542,565          426,925
           Joseph D. Gallagher           4,541,133          428,356
           Jeffrey E. Garten             4,543,807          425,683
           Peter F. Krogh                4,545,853          423,636
           James S. Pasman, Jr.          4,556,460          413,030
           Steven N. Rappaport           4,544,235          425,254
           William W. Priest             4,546,816          422,674

           Total Eligible Shares         7,111,784
           Total Shares Voted            4,969,490
           % of Shares Voted                 69.88%


2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                      % OF TOTAL SHARES     % OF TOTAL
                            SHARES        OUTSTANDING      SHARES VOTED
                           ---------  ------------------  --------------
        For                4,109,796        57.79%            82.70%
        Against              418,875         5.89%             8.43%
        Abstain              324,959         4.57%             6.54%
        Broker Non-votes     115,860         1.63%             2.33%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                      % OF TOTAL SHARES     % OF TOTAL
                            SHARES        OUTSTANDING      SHARES VOTED
                           ---------  ------------------  --------------
        For                4,104,920        57.72%            82.60%
        Against              425,882         5.99%             8.57%
        Abstain              322,827         4.54%             6.50%
        Broker Non-votes     115,860         1.63%             2.33%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                      % OF TOTAL SHARES     % OF TOTAL
                            SHARES        OUTSTANDING      SHARES VOTED
                           ---------  ------------------  --------------
        For                4,116,630        57.89%            82.84%
        Against              409,122         5.75%             8.23%
        Abstain              327,878         4.61%             6.60%
        Broker Non-votes     115,860         1.63%             2.33%

2-D. To Modify the Fundamental Investment Restriction on Commodities:

                                      % OF TOTAL SHARES     % OF TOTAL
                            SHARES       OUTSTANDING       SHARES VOTED
                           ---------  ------------------  --------------
        For                4,081,432        57.39%            82.13%
        Against              437,675         6.15%             8.81%
        Abstain              334,523         4.70%             6.73%
        Broker Non-votes     115,860         1.63%             2.33%

2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                      % OF TOTAL SHARES     % OF TOTAL
                            SHARES        OUTSTANDING      SHARES VOTED
                           ---------  ------------------  --------------
        For                4,067,583        57.20%            81.85%
        Against              462,117         6.50%             9.30%
        Abstain              323,930         4.56%             6.52%
        Broker Non-votes     115,860         1.63%             2.33%

2-F. To Modify the Fundamental Investment Restriction on Investing for Control:

                                      % OF TOTAL SHARES     % OF TOTAL
                            SHARES        OUTSTANDING      SHARES VOTED
                           ---------  ------------------  --------------
        For                4,104,169        57.71%            82.59%
        Against              427,481         6.01%             8.60%
        Abstain              321,980         4.53%             6.48%
        Broker Non-votes     115,860         1.63%             2.33%

2-G. To Modify the Fundamental Investment Restriction on Investment in Securities Owned by Management:

                                      % OF TOTAL SHARES     % OF TOTAL
                            SHARES        OUTSTANDING      SHARES VOTED
                           ---------  ------------------  --------------
        For                4,083,972        57.43%            82.18%
        Against              451,331         6.35%             9.08%
        Abstain              318,327         4.48%             6.41%
        Broker Non-votes     115,860         1.63%             2.33%

2-H. To Modify the Fundamental Investment Restriction on Unseasoned Issuers:

                                      % OF TOTAL SHARES     % OF TOTAL
                            SHARES        OUTSTANDING      SHARES VOTED
                           ---------  ------------------  --------------
        For                4,075,774        57.31%            82.02%
        Against              455,661         6.41%             9.17%
        Abstain              322,195         4.53%             6.48%
        Broker Non-votes     115,860         1.63%             2.33%

2-I. To Remove the Fundamental Investment Restriction on Pledging Assets:

                                      % OF TOTAL SHARES     % OF TOTAL
                           SHARES        OUTSTANDING       SHARES VOTED
                           ---------  ------------------  --------------
        For                4,062,067        57.12%            81.74%
        Against              462,587         6.51%             9.31%
        Abstain              328,977         4.63%             6.62%
        Broker Non-votes     115,860         1.63%             2.33%

2-J. To Remove the Fundamental Investment Restriction on Investments in Securities Issued by Other Investment Companies:

                                      % OF TOTAL SHARES     % OF TOTAL
                            SHARES        OUTSTANDING      SHARES VOTED
                           ---------  ------------------  --------------
        For                4,085,480        57.45%            82.21%
        Against              448,138         6.30%             9.02%
        Abstain              320,012         4.50%             6.44%
        Broker Non-votes     115,860         1.63%             2.33%

2-K. To Remove the Fundamental Investment Restriction on Joint Trading Accounts:

                                      % OF TOTAL SHARES     % OF TOTAL
                            SHARES        OUTSTANDING      SHARES VOTED
                           ---------  ------------------  --------------
        For                4,122,136        57.96%            82.95%
        Against              420,984         5.92%             8.47%
        Abstain              310,510         4.37%             6.25%
        Broker Non-votes     115,860         1.63%             2.33%

3. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                      % OF TOTAL SHARES     % OF TOTAL
                            SHARES        OUTSTANDING      SHARES VOTED
                           ---------  ------------------  --------------
        For                3,712,397        52.20%            74.70%
        Against              796,572        11.20%            16.03%
        Abstain              344,661         4.85%             6.94%
        Broker Non-votes     115,860         1.63%             2.33%

4-A. To Amend the Charter Document to Allow Involuntary Redemptions:

                                      % OF TOTAL SHARES     % OF TOTAL
                            SHARES        OUTSTANDING      SHARES VOTED
                           ---------  ------------------  --------------
        For                3,666,476        51.56%            73.78%
        Against              812,955        11.43%            16.36%
        Abstain              374,199         5.26%             7.53%
        Broker Non-votes     115,860         1.63%             2.33%

4-B. To Amend the Charter Document to Allow Reorganization of the Fund or its Series Without Shareholder Approval:

                                      % OF TOTAL SHARES     % OF TOTAL
                            SHARES        OUTSTANDING      SHARES VOTED
                           ---------  ------------------  --------------
        For                3,607,584        50.73%            72.60%
        Against              906,973        12.75%            18.25%
        Abstain              339,072         4.77%             6.82%
        Broker Non-votes     115,860         1.63%             2.33%

CREDIT SUISSE TAX EFFICIENT FUND
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam-americas.com

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSTXE-3-0403

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2003
(Unaudited)

- CREDIT SUISSE
  LARGE CAP VALUE FUND

- CREDIT SUISSE
  SMALL CAP VALUE FUND

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at
466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUNDS' HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2003; THESE VIEWS AND FUNDS' HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE LARGE CAP VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    May 30, 2003

Dear Shareholder:

   For the six months ended April 30, 2003, the Common Class Shares of Credit Suisse Large Cap Value Fund(1) (the "Fund") had a gain of 0.92%, versus an increase of 5.25% for the Russell 1000(R) Value Index.(2) The Fund's Class A Shares (without sales charge), Class B Shares (without contingent deferred sales charge) and Class C Shares (without contingent deferred sales charge) had returns of 0.86%(3), 0.55%(3) and 0.55%(3), respectively, for the same period.

   The period was a volatile but ultimately positive one for the U.S. stock market. The threat of war, a soft economy and a clouded profit outlook hampered stocks through much of the period. Equities ended the period on a positive note, however, rallying in April in the wake of a seemingly swift and successful U.S.-led mission in Iraq. The quick end to the war supported stocks by lowering risk thresholds in general. It also calmed investors' worries over worst-case scenarios regarding energy costs, a key factor in the economy.

   Against this backdrop, the Fund had a modest gain but underperformed its benchmark. We generally attribute this to the Fund's avoidance of lower-quality companies that had a strong upward bounce in the period after years of poor performance. These included certain technology and telecommunications companies with less-than-compelling balance sheets. On the positive side, the Fund's utilities and transportation stocks contributed positively to its return.

   We view the U.S. economy as being in a state of suspended animation. While it has now been two years since the end of the last recession, the double blow of 9/11 followed by the confrontation with Iraq has forestalled what could have been a more normal rebound.

   For growth to turn robust, we believe that personal consumption expenditures have to reaccelerate. Restraints on this front include the lack of pent-up demand following several years of strong consumer spending; a difficult employment climate; and the eventual vanishing benefits of historically low interest rates.

   On the positive side, inventories have remained quite lean, corporate restructuring is taking out cost from the most inefficient sectors, and pricing power is returning in an economy that has avoided deflation. A weaker dollar, meanwhile, may support the exporting sectors of the U.S. economy.

   The general uncertainty notwithstanding, we believe that a number of opportunities exist on a stock-specific basis. At present, we favor certain healthcare companies, including a number of pharmaceutical names. We also see value in energy stocks that are trading well below the levels of three years ago, despite the elevation in energy prices over the past year.

   Finally, we are exploring potential opportunities in the technology sector. In our opinion, a long period of cost and capacity reductions may soon allow for more efficiency and improved profitability. We also note that the typical capital spending cycle is three years, a span that has now been surpassed. Given all this, we will continue to look for purchase candidates in the sector.

The Credit Suisse Value Team

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                            SINCE       INCEPTION
                          1 YEAR     5 YEARS   10 YEARS   INCEPTION       DATE
                          -------    -------   --------   ---------     ---------
Common Class              (21.31%)       --         --     (5.81%)        8/01/00
Class A Without
  Sales Charge            (21.28%)    (0.64%)     9.15%    11.19%         9/19/49
Class A With Maximum
  Sales Charge            (25.82%)    (1.82%)     8.50%    11.06%         9/19/49
Class B Without CDSC      (21.84%)    (1.36%)       --      6.44%         2/28/96
Class B With CDSC         (24.89%)    (1.36%)       --      6.44%         2/28/96
Class C Without CDSC      (21.87%)       --         --     (3.81%)        2/28/00
Class C With CDSC         (22.63%)       --         --     (3.81%)        2/28/00

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

                                                             SINCE       INCEPTION
                          1 YEAR     5 YEARS   10 YEARS    INCEPTION       DATE
                          -------    -------   --------    ---------     ---------
Common Class              (13.47%)       --         --     (3.41%)        8/01/00
Class A Without
  Sales Charge            (13.53%)     0.70%     10.11%    11.30%         9/19/49
Class A With Maximum
  Sales Charge            (18.51%)    (0.49%)     9.46%    11.17%         9/19/49
Class B Without CDSC      (14.08%)    (0.01%)       --      7.31%         2/28/96
Class B With CDSC         (17.44%)    (0.01%)       --      7.31%         2/28/96
Class C Without CDSC      (14.13%)       --         --     (1.77%)        2/28/00
Class C With CDSC         (14.97%)       --         --     (1.77%)        2/28/00

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 4.95%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 3.39%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was down 0.43%.

CREDIT SUISSE SMALL CAP VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    May 30, 2003

Dear Shareholder:

   For the six months ended April 30, 2003, the Common Class Shares of Credit Suisse Small Cap Value Fund(1) (the "Fund") had a gain of 2.34%, versus increases of 7.55% and 7.44%, respectively, for the Russell 2000(R) Index(2) and the Russell 2000(R) Value Index.(2) The Fund's Class A Shares (without sales charge), Class B Shares (without contingent deferred sales charge) and Class C Shares (without contingent deferred sales charge) had gains of 2.33%(3), 1.94%(3) and 1.94%(3), respectively, for the same period.

   The period was a volatile but ultimately positive one for the U.S. stock market. The threat of war, a soft economy and a clouded profit outlook hampered stocks through much of the period. Equities ended the period on a positive note, however, rallying in April in the wake of a seemingly swift and successful U.S.-led mission in Iraq. The quick end to the war supported stocks by lowering risk thresholds in general. It also calmed investors' worries over worst-case scenarios regarding energy costs, a key factor in the economy.

   Against this backdrop, the Fund had a modest gain but underperformed its benchmarks. We attribute this in part to the Fund's underweighting in the technology sector during much of the period. While the Fund was helped by good stock selection in the technology area, that sector was one of the market's best performers for the six months. In addition, the Fund avoided certain lower-quality companies, in various sectors, that had a strong upward bounce in the period (for example, heavily indebted small-cap telephone companies). On the positive side, the Fund's utilities and transportation stocks contributed positively to its return.

   We view the U.S. economy as being in a state of suspended animation. While it has now been two years since the end of the last recession, the double blow of 9/11 followed by the confrontation with Iraq has forestalled what could have been a more normal rebound.

   For growth to turn robust, we believe that personal consumption expenditures have to reaccelerate. Restraints on this front include the lack of pent-up demand following several years of strong consumer spending; a difficult employment climate; and the eventual vanishing benefits of historically low interest rates.

   On the positive side, inventories have remained quite lean, corporate restructuring is taking out cost from the most inefficient sectors, and pricing power is returning in an economy that has avoided deflation. A weaker dollar, meanwhile, may support the exporting sectors of the U.S. economy.

   The general uncertainty notwithstanding, we believe that a number of opportunities may exist on a stock-specific basis. At present, we favor certain healthcare companies, including a number of pharmaceutical names. We also see value in energy stocks that are trading well below the levels of three years ago, despite the elevation in energy prices over the past year.

   Finally, we are exploring potential opportunities in the technology sector. In our opinion, a long period of cost and capacity reductions may soon allow for more efficiency and improved profitability. We also note that the typical capital spending cycle is three years, a span that has now been surpassed. Given all this, we will continue to look for purchase candidates in the sector.

The Credit Suisse Value Team

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                             SINCE       INCEPTION
                          1 YEAR     5 YEARS   10 YEARS    INCEPTION       DATE
                          -------    -------   --------    ---------     ---------
Common Class              (20.98%)       --         --       4.24%        8/01/00
Class A Without
  Sales Charge            (20.89%)     1.61%      9.18%     12.53%        2/08/67
Class A With Maximum
  Sales Charge            (25.45%)     0.42%      8.54%     12.35%        2/08/67
Class B Without CDSC      (21.53%)     0.84%        --       6.88%        2/28/96
Class B With CDSC         (24.40%)     0.84%        --       6.88%        2/28/96
Class C Without CDSC      (21.55%)       --         --       7.65%        2/28/00
Class C With CDSC         (22.26%)       --         --       7.65%        2/28/00

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

                                                             SINCE       INCEPTION
                          1 YEAR     5 YEARS   10 YEARS    INCEPTION       DATE
                          -------    -------   --------    ---------     ---------
Common Class              (17.38%)       --         --       6.66%        8/01/00
Class A Without
  Sales Charge            (17.34%)     3.06%     10.14%     12.71%        2/08/67
Class A With Maximum
  Sales Charge            (22.10%)     1.85%      9.50%     12.53%        2/08/67
Class B Without CDSC      (17.99%)     2.27%        --       7.78%        2/28/96
Class B With CDSC         (20.98%)     2.27%        --       7.78%        2/28/96
Class C Without CDSC      (17.99%)       --         --       9.71%        2/28/00
Class C With CDSC         (18.74%)       --         --       9.71%        2/28/00

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. The Russell 3000(R) Index is composed of 3,000 of the largest U.S. companies by market capitalization. The Russell 2000(R) Value Index measures the performance of those companies in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 3.57%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 1.79%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 1.01%.

CREDIT SUISSE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

                                                       NUMBER OF
                                                        SHARES        VALUE
                                                       ---------   -------------
COMMON STOCKS (95.2%)
AEROSPACE & DEFENSE (5.6%)
    General Dynamics Corp.                               49,700    $   3,084,879
    United Technologies Corp.                            83,700        5,173,497
                                                                   -------------
                                                                       8,258,376
                                                                   -------------
BANKS (9.6%)
    Bank of America Corp.                                26,937        1,994,685
    Banknorth Group, Inc.                               157,600        3,763,488
    Charter One Financial, Inc.                         105,000        3,050,250
    Washington Mutual, Inc.                             134,000        5,293,000
                                                                   -------------
                                                                      14,101,423
                                                                   -------------
BEVERAGES (3.3%)
    Pepsi Bottling Group, Inc.                          163,600        3,360,344
    PepsiCo, Inc.                                        33,200        1,436,896
                                                                   -------------
                                                                       4,797,240
                                                                   -------------
BIOTECHNOLOGY (1.9%)
    Amgen, Inc.*                                         44,600        2,734,426
                                                                   -------------
CHEMICALS (1.8%)
    Engelhard Corp.                                     108,600        2,666,130
                                                                   -------------
COMMERCIAL SERVICES & SUPPLIES (3.5%)
    Avery Dennison Corp.                                 97,700        5,179,077
                                                                   -------------
COMPUTERS & PERIPHERALS (1.8%)
    Hewlett-Packard Co.                                 160,800        2,621,040
                                                                   -------------
DIVERSIFIED FINANCIALS (9.7%)
    American Express Co.                                 90,300        3,418,758
    Citigroup, Inc.                                     147,433        5,786,745
    Freddie Mac                                          54,300        3,143,970
    Morgan Stanley                                       43,100        1,928,725
                                                                   -------------
                                                                      14,278,198
                                                                   -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
    ALLTEL Corp.                                         46,000        2,155,560
    SBC Communications, Inc.                             85,300        1,992,608
                                                                   -------------
                                                                       4,148,168
                                                                   -------------
ELECTRIC UTILITIES (2.5%)
    Progress Energy, Inc.                                88,700        3,705,886
                                                                   -------------
ELECTRICAL EQUIPMENT (1.8%)
    Emerson Electric Co.                                 50,800        2,575,560
                                                                   -------------
ENERGY EQUIPMENT & SERVICES (1.5%)
    Cooper Cameron Corp.*                                22,000        1,052,920
    Weatherford International, Ltd.*                     28,600        1,150,578
                                                                   -------------
                                                                       2,203,498
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER OF
                                                        SHARES        VALUE
                                                       ---------   -------------
COMMON STOCKS(CONCLUDED)
FOOD PRODUCTS (2.6%)
    General Mills, Inc.                                  84,000    $   3,789,240
                                                                   -------------
HEALTHCARE PROVIDERS & SERVICES (2.1%)
    Cardinal Health, Inc.                                56,500        3,123,320
                                                                   -------------
HOUSEHOLD PRODUCTS (3.2%)
    Kimberly-Clark Corp.                                 94,200        4,688,334
                                                                   -------------
INDUSTRIAL CONGLOMERATES (4.7%)
    3M Co.                                               15,200        1,915,808
    General Electric Co.                                 87,000        2,562,150
    Tyco International, Ltd.                            151,000        2,355,600
                                                                   -------------
                                                                       6,833,558
                                                                   -------------
INSURANCE (8.6%)
    American International Group, Inc.                   56,814        3,292,372
    Hartford Financial Services Group, Inc.             101,300        4,128,988
    Marsh & McLennan Companies, Inc.                     34,000        1,621,120
    St. Paul Companies, Inc.                            105,100        3,609,134
                                                                   -------------
                                                                      12,651,614
                                                                   -------------
IT CONSULTING & SERVICES (1.1%)
    Unisys Corp.*                                       161,200        1,676,480
                                                                   -------------
MEDIA (1.8%)
    Tribune Co.                                          52,400        2,566,552
                                                                   -------------
OIL & GAS (7.9%)
    Burlington Resources, Inc.                           88,300        4,089,173
    ConocoPhillips                                       79,000        3,973,700
    Exxon Mobil Corp.                                   102,300        3,600,960
                                                                   -------------
                                                                      11,663,833
                                                                   -------------
PERSONAL PRODUCTS (2.2%)
    Avon Products, Inc.                                  56,000        3,257,520
                                                                   -------------
PHARMACEUTICALS (6.9%)
    Johnson & Johnson                                    87,100        4,908,956
    Merck & Company, Inc.                                40,600        2,362,108
    Pfizer, Inc.                                         93,516        2,875,617
                                                                   -------------
                                                                      10,146,681
                                                                   -------------
ROAD & RAIL (2.5%)
    Burlington Northern Santa Fe Corp.                  128,300        3,612,928
                                                                   -------------
SOFTWARE (2.4%)
    Microsoft Corp.                                     140,200        3,584,914
                                                                   -------------
SPECIALTY RETAIL (2.0%)
    Home Depot, Inc.                                    101,900        2,866,447
                                                                   -------------
TOBACCO (1.4%)
    Altria Group, Inc.                                   68,700        2,113,212
                                                                   -------------
TOTAL COMMON STOCKS (Cost $118,844,576)                              139,843,655
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                                                         PAR
                                                        (000)          VALUE
                                                      -----------  -------------
MORTGAGE-BACKED SECURITY (0.0%)
    Ginnie Mae Pool #002217X, 6.500%, 8/15/03
    (Cost $17)                                        $       0**  $          18

SHORT-TERM INVESTMENT (4.8%)
    State Street Bank and Trust Co. Euro Time
      Deposit, 1.188%, 5/01/03
      (Cost $7,124,000)                                   7,124        7,124,000
                                                                   -------------
TOTAL INVESTMENTS AT VALUE (100.0%)
  (Cost $125,968,594)                                                146,967,673

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                             (21,545)
                                                                   -------------
NET ASSETS (100.0%)                                                $ 146,946,128
                                                                   =============

----------
  * Non-income producing security.
 ** Amounts represent less than $1,000 par value.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

                                                        NUMBER OF
                                                         SHARES        VALUE
                                                        ---------  -------------
COMMON STOCKS (92.9%)
AEROSPACE & DEFENSE (1.0%)
    DRS Technologies, Inc.*                                80,000  $   2,240,800
                                                                   -------------
BANKS (17.4%)
    Alabama National Bancorp                               53,300      2,456,064
    Banknorth Group, Inc.                                 138,200      3,300,216
    Century Bancorp, Inc. Class A                          26,700        689,394
    Cullen/Frost Bankers, Inc.                             79,700      2,613,363
    First Financial Holdings, Inc.                        141,100      3,798,271
    FirstFed Financial Corp.*                             134,000      4,353,660
    FirstMerit Corp.                                      170,000      3,485,000
    Hudson United Bancorp                                 157,800      5,261,052
    Prosperity Bancshares, Inc.                           130,600      2,301,172
    Sky Financial Group, Inc.                             119,000      2,399,040
    Susquehanna Bancshares, Inc.                          158,900      3,614,975
    Webster Financial Corp.                               120,000      4,504,800
                                                                   -------------
                                                                      38,777,007
                                                                   -------------
CHEMICALS (2.7%)
    Cambrex Corp.                                          86,400      1,503,360
    H.B. Fuller Co.                                       180,000      4,415,400
                                                                   -------------
                                                                       5,918,760
                                                                   -------------
COMMERCIAL SERVICES & SUPPLIES (3.4%)
    Banta Corp.                                           130,000      4,036,500
    Watson Wyatt & Company Holdings*                      175,800      3,586,320
                                                                   -------------
                                                                       7,622,820
                                                                   -------------
CONSTRUCTION & ENGINEERING (1.7%)
    EMCOR Group, Inc.*                                     75,000      3,830,250
                                                                   -------------
CONTAINERS & PACKAGING (3.3%)
    AptarGroup, Inc.                                      150,000      5,163,000
    Myers Industries, Inc.                                205,618      2,064,405
                                                                   -------------
                                                                       7,227,405
                                                                   -------------
ELECTRICAL EQUIPMENT (3.6%)
    AMETEK, Inc.                                           64,400      2,427,880
    Brady Corp.                                           120,000      4,021,200
    C&D Technologies, Inc.                                120,000      1,596,000
                                                                   -------------
                                                                       8,045,080
                                                                   -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (9.0%)
    Electro Scientific Industries, Inc.*                  156,200      2,097,766
    Littelfuse, Inc.*                                     149,000      2,914,440
    Pioneer-Standard Electronics, Inc.                    239,450      2,320,270
    Rogers Corp.*                                         150,000      4,965,000
    Roper Industries, Inc.                                 38,600      1,180,774
    Varian, Inc.*                                         144,000      4,551,840
    Woodhead Industries, Inc.                             162,300      1,947,600
                                                                   -------------
                                                                      19,977,690
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                                                        NUMBER OF
                                                         SHARES        VALUE
                                                        ---------  -------------
COMMON STOCKS (CONTINUED)
ENERGY EQUIPMENT & SERVICES (4.1%)
    Oceaneering International, Inc.*                      197,000  $   4,444,320
    Varco International, Inc.*                            261,767      4,604,482
                                                                   -------------
                                                                       9,048,802
                                                                   -------------
FOOD & DRUG RETAILING (1.5%)
    Ruddick Corp.                                         250,000      3,327,500
                                                                   -------------
FOOD PRODUCTS (3.6%)
    Del Monte Foods Co.*                                  398,800      3,170,460
    Sensient Technologies Corp.                           220,800      4,879,680
                                                                   -------------
                                                                       8,050,140
                                                                   -------------
GAS UTILITIES (3.8%)
    National Fuel Gas Co.                                 179,200      4,204,032
    WGL Holdings, Inc.                                    160,000      4,316,800
                                                                   -------------
                                                                       8,520,832
                                                                   -------------
HEALTHCARE EQUIPMENT & SUPPLIES (5.0%)
    Arrow International, Inc.                             100,000      4,266,000
    Cooper Companies, Inc.                                116,400      3,247,560
    Invacare Corp.                                        110,000      3,514,500
                                                                   -------------
                                                                      11,028,060
                                                                   -------------
HEALTHCARE PROVIDERS & SERVICES (0.9%)
    LifePoint Hospitals, Inc.*                             96,500      1,883,680
                                                                   -------------
HOTELS, RESTAURANTS & LEISURE (1.0%)
    Marcus Corp.                                          159,975      2,271,645
                                                                   -------------
HOUSEHOLD DURABLES (4.2%)
    Ethan Allen Interiors, Inc.                           100,000      3,368,000
    Lancaster Colony Corp.                                141,000      6,024,930
                                                                   -------------
                                                                       9,392,930
                                                                   -------------
INDUSTRIAL CONGLOMERATES (4.0%)
    Carlisle Companies, Inc.                               80,000      3,628,800
    Lydall, Inc.*                                         199,500      1,895,250
    Teleflex, Inc.                                         85,000      3,263,150
                                                                   -------------
                                                                       8,787,200
                                                                   -------------
INSURANCE (5.5%)
    Brown & Brown                                          86,100      3,079,797
    HCC Insurance Holdings, Inc.                          149,400      4,108,500
    Horace Mann Educators Corp.                           200,000      2,954,000
    Selective Insurance Group, Inc.                        86,400      2,167,776
                                                                   -------------
                                                                      12,310,073
                                                                   -------------
IT CONSULTING & SERVICES (1.0%)
    Keane, Inc.*                                          230,200      2,219,128
                                                                   -------------
MACHINERY (5.3%)
    ESCO Technologies, Inc.*                              101,100      3,964,131

                 See Accompanying Notes to Financial Statements.

                                                        NUMBER OF
                                                         SHARES        VALUE
                                                        ---------  -------------
COMMON STOCKS (CONCLUDED)
MACHINERY (CONCLUDED)
    Flowserve Corp.*                                      167,600  $   2,587,744
    Graco, Inc.                                            78,000      2,394,600
    The Manitowoc Company, Inc.                           157,000      2,920,200
                                                                   -------------
                                                                      11,866,675
                                                                   -------------
MEDIA (1.8%)
    Harte-Hanks, Inc.                                     225,000      4,050,000
                                                                   -------------
OIL & GAS (0.7%)
    Evergreen Resources, Inc.*                             33,600      1,597,680
                                                                   -------------
PHARMACEUTICALS (1.6%)
    K-V Pharmaceutical Co. Class A*                       152,800      3,436,472
                                                                   -------------
REAL ESTATE (1.1%)
    Liberty Property Trust                                 80,000      2,503,200
                                                                   -------------
ROAD & RAIL (1.9%)
    Werner Enterprises, Inc.                              185,000      4,179,150
                                                                   -------------
SOFTWARE (2.3%)
    Progress Software Corp.*                              260,000      5,067,400
                                                                   -------------
TRADING COMPANIES & DISTRIBUTORS (1.5%)
    MSC Industrial Direct Company, Inc. Class A*          175,000      3,237,500
                                                                   -------------
TOTAL COMMON STOCKS (Cost $166,635,930)                              206,417,879
                                                                   -------------
WARRANTS (0.0%)
BANKS (0.0%)
    Dime Bancorp. Expires 11/22/05*
    (Cost $5,015)                                          22,100          3,094
                                                                   -------------

                                                          PAR
                                                         (000)
                                                      -----------
SHORT-TERM INVESTMENT (7.3%)
    State Street Bank and Trust Co. Euro
      Time Deposit, 1.188%, 5/01/03
    (Cost $16,239,000)                                $    16,239     16,239,000
                                                                   -------------
TOTAL INVESTMENTS AT VALUE (100.2%)
  (Cost $182,879,945)                                                222,659,973

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                           (384,886)
                                                                   -------------
NET ASSETS (100.0%)                                                $ 222,275,087
                                                                   =============

----------
  *  Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

                                                                   LARGE CAP          SMALL CAP
                                                                  VALUE FUND         VALUE FUND
                                                               ----------------   ----------------
ASSETS
    Investments at value (Cost $125,968,594,
      and $182,879,945, respectively) (Note 1)                 $    146,967,673   $    222,659,973
    Cash                                                                    148                353
    Dividend and interest receivable                                    231,958            186,321
    Receivable for fund shares sold                                      51,690            179,409
    Receivable for investments sold                                          --             80,632
    Prepaid expenses                                                      6,704             18,435
                                                               ----------------   ----------------
      Total Assets                                                  147,258,173        223,125,123
                                                               ----------------   ----------------
LIABILITIES
    Advisory fee payable (Note 2)                                        64,820            125,097
    Administrative services fee payable (Note 2)                         25,940             38,761
    Distribution fee payable (Note 2)                                    47,646             58,843
    Payable for fund shares redeemed                                     18,285            471,322
    Other accrued expenses payable                                      155,354            156,013
                                                               ----------------   ----------------
      Total Liabilities                                                 312,045            850,036
                                                               ----------------   ----------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                              8,880             12,825
    Paid-in capital (Note 5)                                        125,125,020        181,368,496
    Undistributed net investment income                                  75,340             25,056
    Accumulated net realized gain on investments                        737,809          1,088,682
    Net unrealized appreciation from investments                     20,999,079         39,780,028
                                                               ----------------   ----------------
      Net Assets                                               $    146,946,128   $    222,275,087
                                                               ================   ================
COMMON SHARES
    Net assets                                                 $      2,853,680   $     43,462,131
    Shares outstanding                                                  172,112          2,498,115
                                                               ----------------   ----------------
    Net asset value, offering price, and redemption
      price per share                                          $          16.58   $          17.40
                                                               ================   ================
A SHARES
    Net assets                                                 $    114,018,320   $    153,575,689
    Shares outstanding                                                6,874,889          8,796,893
                                                               ----------------   ----------------
    Net asset value and redemption price per share             $          16.58   $          17.46
                                                               ================   ================
    Maximum offering price per share (net asset
      value/(1-5.75%))                                         $          17.59   $          18.53
                                                               ================   ================
B SHARES
    Net assets                                                 $     27,517,181   $     19,836,211
    Shares outstanding                                                1,676,308          1,201,449
                                                               ----------------   ----------------
    Net asset value and offering price per share               $          16.42   $          16.51
                                                               ================   ================
C SHARES
    Net assets                                                 $      2,556,947   $      5,401,056
    Shares outstanding                                                  156,498            328,158
                                                               ----------------   ----------------
    Net asset value and offering price per share               $          16.34   $          16.46
                                                               ================   ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

                                                                   LARGE CAP          SMALL CAP
                                                                  VALUE FUND         VALUE FUND
                                                               ----------------   ----------------
INVESTMENT INCOME (Note 1)
    Dividends                                                  $      1,388,497   $      1,510,561
    Interest                                                             46,280            128,767
                                                               ----------------   ----------------
      Total investment income                                         1,434,777          1,639,328
                                                               ----------------   ----------------
EXPENSES
    Investment advisory fees (Note 2)                                   447,943            854,170
    Administrative services fees (Note 2)                               115,456            173,762
    Distribution fees (Note 2)                                          288,664            357,033
    Transfer agent fees (Note 2)                                        126,224            226,409
    Registration fees                                                    42,124             43,178
    Printing fees (Note 2)                                               33,493             42,725
    Legal fees                                                           22,135             18,885
    Audit fees                                                           15,004             14,179
    Custodian fees                                                        7,636             11,861
    Insurance expense                                                     7,139              8,074
    Interest expense                                                      2,590              3,955
    Trustees' fees                                                        2,402              2,402
    Miscellaneous expense                                                    --                885
                                                               ----------------   ----------------
      Total expenses                                                  1,110,810          1,757,518
    Less: fees waived (Note 2)                                         (204,888)          (175,534)
                                                               ----------------   ----------------
      Net expenses                                                      905,922          1,581,984
                                                               ----------------   ----------------
        Net investment income                                           528,855             57,344
                                                               ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (Loss) FROM INVESTMENTS
    Net realized gain from investments                                3,799,541          1,964,580
    Net change in unrealized appreciation (depreciation)
      from investments                                               (3,019,327)         2,933,849
                                                               ----------------   ----------------
    Net realized and unrealized gain from investments                   780,214          4,898,429
                                                               ----------------   ----------------
    Net increase in net assets resulting from operations       $      1,309,069   $      4,955,773
                                                               ================   ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                           LARGE CAP VALUE FUND                     SMALL CAP VALUE FUND
                                                    ------------------------------------    ------------------------------------
                                                      FOR THE SIX         FOR THE YEAR        FOR THE SIX         FOR THE YEAR
                                                      MONTHS ENDED            ENDED           MONTHS ENDED           ENDED
                                                     APRIL 30, 2003        OCTOBER 31,       APRIL 30, 2003       OCTOBER 31,
                                                      (UNAUDITED)             2002            (UNAUDITED)            2002
                                                    ----------------    ----------------    ----------------    ----------------
FROM OPERATIONS
  Net investment income                             $        528,855    $      1,449,341    $         57,344    $        118,128
  Net realized gain from investments                       3,799,541           3,173,446           1,964,580          19,290,175
  Net change in unrealized appreciation
    (depreciation) from investments                       (3,019,327)        (13,538,321)          2,933,849         (14,804,671)
                                                    ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in net assets
      resulting from operations                            1,309,069          (8,915,534)          4,955,773           4,603,632
                                                    ----------------    ----------------    ----------------    ----------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class shares                                      (15,056)            (28,797)            (39,448)            (76,133)
    Class A shares                                          (557,165)         (1,322,171)           (121,771)           (268,011)
    Class B shares                                           (37,592)           (111,266)                 --                  --
    Class C shares                                            (3,180)             (7,918)                 --                  --
    Class D shares                                                --             (82,437)                 --                  --
  Distributions from net realized gains
    Common Class shares                                      (56,140)           (222,334)         (4,176,399)         (4,111,025)
    Class A shares                                        (2,083,702)        (11,038,633)        (12,892,153)        (26,202,108)
    Class B shares                                          (529,888)         (2,788,798)         (1,785,920)         (2,444,105)
    Class C shares                                           (42,341)           (165,188)           (400,677)           (221,991)
    Class D shares                                                --          (3,299,124)                 --                  --
                                                    ----------------    ----------------    ----------------    ----------------
    Net decrease in net assets resulting from
      dividends and distributions                         (3,325,064)        (19,066,666)        (19,416,368)        (33,323,373)
                                                    ----------------    ----------------    ----------------    ----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                            13,007,792          22,065,483          36,525,930          90,362,161
  Exchange value of shares due to merger                          --          14,973,364                  --                  --
  Reinvestment of dividends and distributions              2,839,852          16,059,536          18,257,578          31,664,945
  Net asset value of shares redeemed                     (15,095,840)        (90,669,775)        (38,733,230)       (121,800,767)
                                                    ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in net assets from
      capital share transactions                             751,804         (37,571,392)         16,050,278             226,339
                                                    ----------------    ----------------    ----------------    ----------------
  Net increase (decrease) in net assets                   (1,264,191)        (65,553,592)          1,589,683         (28,493,402)
NET ASSETS
  Beginning of period                                    148,210,319         213,763,911         220,685,404         249,178,806
                                                    ----------------    ----------------    ----------------    ----------------
  End of period                                     $    146,946,128    $    148,210,319    $    222,275,087    $    220,685,404
                                                    ================    ================    ================    ================
  UNDISTRIBUTED NET INVESTMENT INCOME               $         75,340    $        159,478    $         25,056    $        128,931
                                                    ================    ================    ================    ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                            FOR THE SIX MONTHS
                                                                  ENDED               FOR THE YEAR ENDED OCTOBER 31,
                                                              APRIL 30, 2003     ----------------------------------------
                                                               (UNAUDITED)          2002          2001           2000(1)
                                                            ------------------   ---------     ---------        ---------
PER SHARE DATA
  Net asset value, beginning of period                          $   16.82        $   19.95     $   24.63        $   22.44
                                                                ---------        ---------     ---------        ---------

INVESTMENT OPERATIONS
  Net investment income(2)                                           0.07             0.17          0.19             0.02
  Net gain (loss) on investments
    (both realized and unrealized)                                   0.08            (1.45)        (2.52)            2.21
                                                                ---------        ---------     ---------        ---------
      Total from investment operations                               0.15            (1.28)        (2.33)            2.23
                                                                ---------        ---------     ---------        ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                              (0.08)           (0.19)        (0.22)           (0.04)
  Distributions from net realized gains                             (0.31)           (1.66)        (2.13)              --
                                                                ---------        ---------     ---------        ---------
      Total dividends and distributions                             (0.39)           (1.85)        (2.35)           (0.04)
                                                                ---------        ---------     ---------        ---------
NET ASSET VALUE, END OF PERIOD                                  $   16.58        $   16.82     $   19.95        $   24.63
                                                                =========        =========     =========        =========

      Total return(3)                                                0.92%           (7.63)%      (10.51)%           9.96%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                      $   2,854        $   3,061     $   3,421        $      96
    Ratio of expenses to average net assets                          1.12%(4)         1.03%         1.03%            0.43%(4)
    Ratio of net investment income to average net assets             0.90%(4)         0.92%         0.86%            0.07%(4)
  Decrease reflected in above operating expense ratios due
    to waivers                                                       0.29%(4)         0.29%         0.18%              --
  Portfolio turnover rate                                              20%              28%           38%              55%

----------
(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                     FOR THE SIX MONTHS
                                                           ENDED
                                                       APRIL 30, 2003
                                                        (UNAUDITED)
                                                     -------------------
PER SHARE DATA
  Net asset value, beginning of period                    $    16.83
                                                          ----------
INVESTMENT OPERATIONS
  Net investment income(1)                                      0.07
  Net gain (loss) on investments
    (both realized and unrealized)                              0.07
                                                          ----------
      Total from investment operations                          0.14
                                                          ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                         (0.08)
  Distributions from net realized gains                        (0.31)
                                                          ----------
      Total dividends and distributions                        (0.39)
                                                          ----------
NET ASSET VALUE, END OF PERIOD                            $    16.58
                                                          ==========
      Total return(2)                                           0.86%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $  114,018
    Ratio of expenses to average net assets                     1.12%(3)
    Ratio of net investment income to average
      net assets                                                0.90%(3)
    Decrease reflected in above operating
      expense ratios due to waivers                             0.29%(3)
  Portfolio turnover rate                                         20%

                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------
                                                        2002           2001           2000           1999           1998
                                                     ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period               $    19.96     $    24.62     $    23.49     $    22.60     $    20.09
                                                     ----------     ----------     ----------     ----------     ----------

INVESTMENT OPERATIONS
  Net investment income(1)                                 0.17           0.21           0.16           0.12           0.20
  Net gain (loss) on investments
    (both realized and unrealized)                        (1.45)         (2.55)          1.78           2.87           3.51
                                                     ----------     ----------     ----------     ----------     ----------
      Total from investment operations                    (1.28)         (2.34)          1.94           2.99           3.71
                                                     ----------     ----------     ----------     ----------     ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.19)         (0.19)         (0.12)         (0.09)         (0.17)
  Distributions from net realized gains                   (1.66)         (2.13)         (0.69)         (2.01)         (1.03)
                                                     ----------     ----------     ----------     ----------     ----------
      Total dividends and distributions                   (1.85)         (2.32)         (0.81)         (2.10)         (1.20)
                                                     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                       $    16.83     $    19.96     $    24.62     $    23.49     $    22.60
                                                     ==========     ==========     ==========     ==========     ==========
      Total return(2)                                     (7.63)%       (10.48)%         8.44%         14.37%         19.14%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $  114,733     $  133,665     $  162,871     $  174,213     $  163,936
    Ratio of expenses to average net assets                1.03%          1.04%          1.08%          1.11%          1.13%
    Ratio of net investment income to average
      net assets                                           0.90%          0.90%          0.71%          0.52%          0.92%
    Decrease reflected in above operating
      expense ratios due to waivers                        0.28%          0.10%            --             --             --
  Portfolio turnover rate                                    28%            38%            55%            25%            33%

----------
(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                     FOR THE SIX MONTHS
                                                           ENDED
                                                       APRIL 30, 2003
                                                        (UNAUDITED)
                                                     ------------------
PER SHARE DATA
  Net asset value, beginning of period                    $    16.66
                                                          ----------

INVESTMENT OPERATIONS
  Net investment income (loss)(1)                               0.01
  Net gain (loss) on investments
    (both realized and unrealized)                              0.08
                                                          ----------
      Total from investment operations                          0.09
                                                          ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                         (0.02)
  Distributions from net realized gains                        (0.31)
                                                          ----------
      Total dividends and distributions                        (0.33)
                                                          ----------
NET ASSET VALUE, END OF PERIOD                            $    16.42
                                                          ==========
      Total return(2)                                           0.55%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $   27,517
    Ratio of expenses to average net assets                     1.87%(3)
    Ratio of net investment income (loss) to
      average net assets                                        0.15%(3)
    Decrease reflected in above operating
      expense ratios due to waivers                             0.29%(3)
  Portfolio turnover rate                                         20%

                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------
                                                        2002           2001           2000           1999           1998
                                                     ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period               $    19.78     $    24.44     $    23.37     $    22.55     $    20.06
                                                     ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income (loss)(1)                          0.03           0.04             --          (0.04)          0.04
  Net gain (loss) on investments
    (both realized and unrealized)                        (1.43)         (2.52)          1.76           2.88           3.50
                                                     ----------     ----------     ----------     ----------     ----------
      Total from investment operations                    (1.40)         (2.48)          1.76           2.84           3.54
                                                     ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.06)         (0.05)            --          (0.01)         (0.02)
  Distributions from net realized gains                   (1.66)         (2.13)         (0.69)         (2.01)         (1.03)
                                                     ----------     ----------     ----------     ----------     ----------
      Total dividends and distributions                   (1.72)         (2.18)         (0.69)         (2.02)         (1.05)
                                                     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                       $    16.66     $    19.78     $    24.44     $    23.37     $    22.55
                                                     ==========     ==========     ==========     ==========     ==========
      Total return(2)                                     (8.29)%       (11.00)%         7.66%         13.66%         18.29%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $   28,312     $   33,087     $   41,194     $   41,144     $   33,325
    Ratio of expenses to average net assets                1.78%          1.79%          1.80%          1.81%          1.83%
    Ratio of net investment income (loss) to
      average net assets                                   0.15%          0.19%         (0.01)%        (0.18)%         0.22%
    Decrease reflected in above operating
      expense ratios due to waivers                        0.27%          0.10%            --             --             --
  Portfolio turnover rate                                    28%            38%            55%            25%            33%

----------
(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                            FOR THE SIX MONTHS
                                                                  ENDED              FOR THE YEAR ENDED OCTOBER 31,
                                                              APRIL 30, 2003     -------------------------------------
                                                               (UNAUDITED)         2002          2001         2000(1)
                                                            ------------------   ---------     ---------    ----------
PER SHARE DATA
  Net asset value, beginning of period                          $   16.58        $   19.71     $   24.39     $   20.87
                                                                ---------        ---------     ---------    ----------

INVESTMENT OPERATIONS
  Net investment income (loss)(2)                                    0.01             0.03          0.03         (0.01)
  Net gain (loss) on investments (both
    realized and unrealized)                                         0.08            (1.43)        (2.51)         3.56
                                                                ---------        ---------     ---------    ----------
      Total from investment operations                               0.09            (1.40)        (2.48)         3.55
                                                                ---------        ---------     ---------    ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                              (0.02)           (0.07)        (0.07)        (0.03)
  Distributions from net realized gains                             (0.31)           (1.66)        (2.13)           --
                                                                ---------        ---------     ---------    ----------
      Total dividends and distributions                             (0.33)           (1.73)        (2.20)        (0.03)
                                                                ---------        ---------     ---------    ----------
NET ASSET VALUE, END OF PERIOD                                  $   16.34        $   16.58     $   19.71     $   24.39
                                                                =========        =========     =========    ==========
      Total return(3)                                                0.55%           (8.35)%      (11.07)%       17.02%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                      $   2,557        $   2,104     $   1,916     $     496
    Ratio of expenses to average net assets                          1.87%(4)         1.78%         1.79%         1.28%(4)
    Ratio of net investment income (loss) to average net assets      0.15%(4)         0.16%         0.13%        (0.03)%(4)
    Decrease reflected in above operating expense ratios
      due to waivers                                                 0.29%(4)         0.28%         0.10%           --
  Portfolio turnover rate                                              20%              28%           38%           55%

----------
(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                            FOR THE SIX MONTHS
                                                                 ENDED               FOR THE YEAR ENDED OCTOBER 31,
                                                              APRIL 30, 2003     -------------------------------------
                                                               (UNAUDITED)          2002          2001       2000(1)
                                                            ------------------   ---------     ---------    ----------
PER SHARE DATA
  Net asset value, beginning of period                          $   18.56        $   21.07     $   22.62      $  21.35
                                                                ---------        ---------     ---------    ----------

INVESTMENT OPERATIONS
  Net investment income(2)                                           0.01             0.02          0.04          0.02
  Net gain on investments
    (both realized and unrealized)                                   0.43             0.31          1.72          1.25
                                                                ---------        ---------     ---------    ----------
  Total from investment operations                                   0.44             0.33          1.76          1.27
                                                                ---------        ---------     ---------    ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                              (0.01)           (0.05)        (0.09)           --
  Distributions from net realized gains                             (1.59)           (2.79)        (3.22)           --
                                                                ---------        ---------     ---------    ----------
      Total dividends and distributions                             (1.60)           (2.84)        (3.31)           --
                                                                ---------        ---------     ---------    ----------
NET ASSET VALUE, END OF PERIOD                                  $   17.40        $   18.56     $   21.07      $  22.62
                                                                =========        =========     =========    ==========
      Total return(3)                                                2.34%            0.61%         9.79%         5.95%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                      $  43,462        $  45,075     $  30,667       $   105
    Ratio of expenses to average net assets                          1.39%(4)         1.32%         1.33%         0.34%(4)
    Ratio of net investment income to average net assets             0.14%(4)         0.12%         0.18%         0.09%(4)
    Decrease reflected in above operating expense
      ratios due to waivers                                          0.16%(4)         0.14%         0.02%           --
Portfolio turnover rate                                                6%               18%           54%           42%

----------
(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                        FOR THE SIX
                                                       MONTHS ENDED
                                                       APRIL 30, 2003
                                                        (UNAUDITED)
                                                     -------------------
PER SHARE DATA
  Net asset value, beginning of period                     $     18.62
                                                           -----------

INVESTMENT OPERATIONS
  Net investment income(1)                                        0.01
  Net gain (loss) on investments
    (both realized and unrealized)                                0.43
                                                           -----------
      Total from investment operations                            0.44
                                                           -----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                           (0.01)
  Distributions from net realized gains                          (1.59)
                                                           -----------
      Total dividends and distributions                          (1.60)
                                                           -----------
NET ASSET VALUE, END OF PERIOD                             $     17.46
                                                           ===========
      Total return(2)                                             2.33%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $   153,576
    Ratio of expenses to average net assets                       1.39%(3)
    Ratio of net investment income to average
      net assets                                                  0.14%(3)
    Decrease reflected in above operating
      expense ratios due to waivers                               0.16%(3)
  Portfolio turnover rate                                            6%

                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                     ---------------------------------------------------------------------------
                                                        2002             2001           2000            1999            1998
                                                     -----------     -----------     -----------     -----------     -----------
PER SHARE DATA
  Net asset value, beginning of period               $     21.09     $     22.54     $     20.52     $     19.54     $     23.34
                                                     -----------     -----------     -----------     -----------     -----------

INVESTMENT OPERATIONS
  Net investment income(1)                                  0.02            0.05            0.06            0.06            0.07
  Net gain (loss) on investments
    (both realized and unrealized)                          0.33            1.76            4.05            1.01           (2.55)
                                                     -----------     -----------     -----------     -----------     -----------
      Total from investment operations                      0.35            1.81            4.11            1.07           (2.48)
                                                     -----------     -----------     -----------     -----------     -----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                     (0.03)          (0.04)          (0.04)          (0.07)          (0.06)
  Distributions from net realized gains                    (2.79)          (3.22)          (2.05)          (0.02)          (1.26)
                                                     -----------     -----------     -----------     -----------     -----------
      Total dividends and distributions                    (2.82)          (3.26)          (2.09)          (0.09)          (1.32)
                                                     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                       $     18.62     $     21.09     $     22.54     $     20.52     $     19.54
                                                     ===========     ===========     ===========     ===========     ===========
      Total return(2)                                       0.71%           9.70%          21.69%           5.47%         (11.20)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $   151,340     $   199,213     $   188,501     $   188,192     $   237,873
    Ratio of expenses to average net assets                 1.32%           1.33%           1.39%           1.37%           1.29%
    Ratio of net investment income to average
      net assets                                            0.11%           0.25%           0.28%           0.33%           0.30%
    Decrease reflected in above operating
      expense ratios due to waivers                         0.12%           0.02%             --              --              --
  Portfolio turnover rate                                     18%             54%             42%             30%             42%

----------
(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                    APRIL 30, 2003
                                                     (UNAUDITED)
                                                  -------------------
PER SHARE DATA
  Net asset value, beginning of period               $     17.74
                                                     -----------

INVESTMENT OPERATIONS
  Net investment loss(1)                                   (0.05)
  Net gain (loss) on investments
    (both realized and unrealized)                          0.41
                                                     -----------
      Total from investment operations                      0.36
                                                     -----------

LESS DISTRIBUTIONS
  Distributions from net realized gains                    (1.59)
                                                     -----------
NET ASSET VALUE, END OF PERIOD                       $     16.51
                                                     ===========
      Total return(2)                                       1.94%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $    19,836
    Ratio of expenses to average net assets                 2.14%(3)
    Ratio of net investment loss to average
      net assets                                           (0.61)%(3)
    Decrease reflected in above operating
      expense ratios due to waivers                         0.16%(3)
  Portfolio turnover rate                                      6%

                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                     ---------------------------------------------------------------------------
                                                         2002            2001            2000           1999             1998
                                                     -----------     -----------     -----------     -----------     -----------
PER SHARE DATA
  Net asset value, beginning of period               $     20.33     $     21.95     $     20.13     $     19.23     $     23.12
                                                     -----------     -----------     -----------     -----------     -----------

INVESTMENT OPERATIONS
  Net investment loss(1)                                   (0.12)          (0.10)          (0.09)          (0.14)          (0.09)
  Net gain (loss) on investments
    (both realized and unrealized)                          0.32            1.70            3.96            1.06           (2.55)
                                                     -----------     -----------     -----------     -----------     -----------
      Total from investment operations                      0.20            1.60            3.87            0.92           (2.64)
                                                     -----------     -----------     -----------     -----------     -----------

LESS DISTRIBUTIONS
  Distributions from net realized gains                    (2.79)          (3.22)          (2.05)          (0.02)          (1.25)
                                                     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                       $     17.74     $     20.33     $     21.95     $     20.13     $     19.23
                                                     ===========     ===========     ===========     ===========     ===========
      Total return(2)                                      (0.08)%          8.88%          20.80%           4.75%         (11.98)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $    19,999     $    17,818     $    17,255     $    19,257     $    22,284
    Ratio of expenses to average net assets                 2.07%           2.08%           2.10%           2.07%           1.99%
    Ratio of net investment loss to average
      net assets                                           (0.63)%         (0.50)%         (0.43)%         (0.71)%         (0.40)%
    Decrease reflected in above operating
      expense ratios due to waivers                         0.13%           0.02%             --              --              --
  Portfolio turnover rate                                     18%             54%             42%             30%             42%

----------
(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                            FOR THE SIX MONTHS
                                                                 ENDED               FOR THE YEAR ENDED OCTOBER 31,
                                                              APRIL 30, 2003     -----------------------------------------
                                                               (UNAUDITED)          2002          2001           2000(1)
                                                            ------------------   ----------    ----------       ----------
PER SHARE DATA
  Net asset value, beginning of period                          $    17.69       $    20.28    $    21.94       $    17.96
                                                                ----------       ----------    ----------       ----------

INVESTMENT OPERATIONS
  Net investment loss(2)                                             (0.05)           (0.12)        (0.11)           (0.07)
  Net gain on investments
    (both realized and unrealized)                                    0.41             0.32          1.67             4.05
                                                                ----------       ----------    ----------       ----------
      Total from investment operations                                0.36             0.20          1.56             3.98
                                                                ----------       ----------    ----------       ----------

LESS DISTRIBUTIONS
  Distributions from net realized gains                              (1.59)           (2.79)        (3.22)              --
                                                                ----------       ----------    ----------       ----------
NET ASSET VALUE, END OF PERIOD                                  $    16.46       $    17.69    $    20.28       $    21.94
                                                                ==========       ==========    ==========       ==========
      Total return(3)                                                 1.94%           (0.07)%        8.93%           22.16%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                      $    5,401       $    4,271    $    1,481       $      220
    Ratio of expenses to average net assets                           2.14%(4)         2.07%         2.08%            1.42%(4)
    Ratio of net investment loss to average net assets               (0.62)%(4)       (0.63)%       (0.52)%          (0.33)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers                                           0.16%(4)         0.14%         0.02%              --
  Portfolio turnover rate                                                6%              18%           54%              42%

----------
(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Capital Funds (the "Trust") covered in this report are comprised of Credit Suisse Large Cap Value Fund ("Large Cap Value") and Credit Suisse Small Cap Value Fund ("Small Cap Value"), (each a "Fund" and collectively, the "Funds"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985. Each Fund is classified as diversified.

   Investment objectives for each Fund are as follows: Large Cap Value seeks long-term capital appreciation and continuity of income; Small Cap Value seeks a high level of growth of capital.

   Large Cap Value and Small Cap Value are authorized to offer four classes of shares: Common Class, Class A, Class B, and Class C. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Common Class shares of each Fund bear expenses paid pursuant to a distribution plan at an annual rate of 0.25% of the average daily net assets of the Fund's Common Class shares. Class A of each Fund shares are sold subject to a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a distribution plan at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net assets of the Fund's Class B shares. Class C shares of each Fund are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net assets of the Fund's Class C shares.

   Effective December 12, 2001, Small Cap Value Fund closed the Common Class to new investors. Effective December 12, 2001, Large Cap Value closed the Common Class to new investments, except for reinvestments of dividends. Large Cap Value's Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, Large Cap Value's shareholders can redeem their Common Class shares through any available method. Effective March 18, 2002, Large Cap Value ceased operations on its Class D shares.

   Effective as of the close of business on April 12, 2002, Large Cap Value acquired all of the net assets of the Credit Suisse Balanced Fund ("Balanced") in a tax-free exchange of shares. The shares exchanged were 741,460 shares (valued at $14,901,765) of the Class A of Large Cap Value for 1,561,419 shares of the Common Class of Balanced, and 3,563 shares (valued at $71,599) of the Class A of Large Cap Value for 7,511 shares of the Advisor Class of Balanced. Balanced Fund's net assets of $14,973,364 at that date, which included $476,771 of unrealized depreciation, were combined with those of Large Cap Value. The aggregate net assets of Balanced and Large Cap Value immediately before the acquisition were $14,973,364 and $178,554,035, respectively, and the combined net assets of Large Cap Value after the acquisition were $193,527,399.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. on each day the Exchange is open for business. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If no sales are reported, equity investments are generally valued at the most recent reported bid price. Debt securities with maturities greater than 60 days are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly for Large Cap Value and at least annually for Small Cap Value. Distributions of net realized capital gains, if any, are declared and paid at least annually for the Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America (GAAP).

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Funds in connection with securities lending activity may be invested in a variety of investments including certain CSAM-advised funds or the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds had no securities out on loan during the six months ended April 30, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Funds to act as the Funds' securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Funds fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Funds and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Funds will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Funds shall be reduced to such lower fee amount.

   H) OTHER -- Large Cap Value may invest up to 10% of its net assets in restricted and other illiquid securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Funds or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly, on each Fund's average daily net assets as follows:

        FUND                                     ANNUAL RATE
        ----                                     -----------
        Large Cap Value            .75% of average daily net assets less than $75 million
                                   .50% of average daily net assets greater than $75 million
        Small Cap Value            .875% of first $100 million of average daily net assets
                                   .75% of next $100 million of average daily net assets
                                   .625% of average daily net assets over $200 million

   For the six months ended April 30, 2003, investment advisory fees earned and voluntarily waived for each Fund were as follows:

                                          GROSS                      NET
                                         ADVISORY                  ADVISORY
        FUND                               FEE        WAIVER         FEE
        ----                             --------     ------       --------
        Large Cap Value                 $ 447,943    $ (204,888)   $ 243,055
        Small Cap Value                   854,170      (175,534)     678,636

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Funds.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets. For the six months ended April 30, 2003, co-administrative services fees earned by CSAMSI were as follows:

        FUND                                     CO-ADMINISTRATION FEE
        ----                                     ---------------------
        Large Cap Value                              $  70,992
        Small Cap Value                                106,914

   For its co-administrative services SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

        AVERAGE DAILY NET ASSETS                      ANNUAL RATE
        ------------------------                      -----------
        First $5 billion                    .050% of average daily net assets
        Next $5 billion                     .035% of average daily net assets
        Over $10 billion                    .020% of average daily net assets

   For the six months ended April 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket fees) were as follows:

        FUND                                     CO-ADMINISTRATION FEE
        ----                                     ---------------------
        Large Cap Value                              $  44,464
        Small Cap Value                                 66,848

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares of each Fund. For the Class B and Class C shares, the fee is calculated at annual rate of 1.00% of average daily net assets of each Fund. For the six months ended April 30, 2003, distribution fees paid to CSAMSI were as follows:

        FUND                   DISTRIBUTION FEE
        ----                   ----------------
        Large Cap Value
          Common Class            $    3,683
          Class A                    136,738
          Class B                    137,018
          Class C                     11,225
                                  ----------
                                  $  288,664
                                  ==========

        FUND                   DISTRIBUTION FEE
        ----                   ----------------
        Small Cap Value
          Common Class             $   53,457
          Class A                     183,913
          Class B                      96,913
          Class C                      22,750
                                   ----------
                                   $  357,033
                                   ==========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Funds. For the six months ended April 30, 2003, the Funds reimbursed CSAM the following amounts, which are included in the Funds' transfer agent expense:

        FUND                          AMOUNT
        ----                         --------
        Large Cap Value              $    849
        Small Cap Value                41,377

   For the six months ended April 30, 2003, CSAMSI and its affiliates advised the Funds that it retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

        FUND                          AMOUNT
        ----                         --------
        Large Cap Value              $ 24,804
        Small Cap Value                 36,275

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended April 30, 2003, Merrill was paid for its services by the Funds as follows:

        FUND                          AMOUNT
        ----                         --------
        Large Cap Value              $  6,426
        Small Cap Value                 4,237

NOTE 3. LINE OF CREDIT

   The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2003 and during the six months ended April 30, 2003, the Funds had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2003, purchases and sales of investment securities (excluding short-term investments) were as follows:

        FUND                   PURCHASES                   SALES
        ----                   ---------                   -----
        Large Cap Value       $ 26,964,137              $ 27,051,443
        Small Cap Value         13,079,406                18,290,219

   At April 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

                       IDENTIFIED     UNREALIZED     UNREALIZED    NET UNREALIZED
     FUND                 COST       APPRECIATION   DEPRECIATION    APPRECIATION
     ----              ----------    -------------  ------------   -------------
     Large Cap Value  $ 125,968,594  $  24,412,782  $ (3,413,703)  $  20,999,079
     Small Cap Value    182,879,945     48,458,085    (8,678,057)     39,780,028

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Each Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares of the Funds were as follows:

                                                       LARGE CAP VALUE
                                   --------------------------------------------------------
                                                         COMMON CLASS
                                   --------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                   APRIL 30, 2003 (UNAUDITED)          OCTOBER 31, 2002
                                   --------------------------------------------------------
                                     SHARES          VALUE         SHARES          VALUE
                                   -----------    -----------    -----------    -----------
Shares sold                                 --    $        --        103,965    $ 2,023,735
Shares issued in reinvestment of
  dividends and distributions            4,292         70,618         12,434        242,387
Shares redeemed                        (14,103)      (227,340)      (105,918)    (2,094,726)
                                   -----------    -----------    -----------    -----------
Net increase (decrease)                 (9,811)   $  (156,722)        10,481    $   171,396
                                   ===========    ===========    ===========    ===========

                                                         LARGE CAP VALUE
                                   ----------------------------------------------------------
                                                            CLASS A
                                   ----------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                    APRIL 30, 2003 (UNAUDITED)        OCTOBER 31, 2002
                                   ----------------------------------------------------------
                                     SHARES          VALUE         SHARES            VALUE
                                   -----------   -------------   -----------    -------------
Shares sold                            589,836   $   9,332,338       626,066    $  12,458,395
Shares exchanged due to merger              --              --       745,023       14,973,364
Shares issued in reinvestment of
  dividends and distributions          134,857       2,220,151       493,645        9,681,586
Shares redeemed                       (667,734)    (10,841,522)   (1,742,654)     (33,021,060)
                                   -----------    ------------   -----------    -------------
Net increase                            56,959   $     710,967       122,080    $   4,092,285
                                   ===========   =============   ===========    =============

                                                         LARGE CAP VALUE
                                   ----------------------------------------------------------
                                                            CLASS B
                                   ----------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                    APRIL 30, 2003 (UNAUDITED)        OCTOBER 31, 2002
                                   ----------------------------------------------------------
                                     SHARES          VALUE         SHARES            VALUE
                                   -----------   -------------   -----------    -------------
Shares sold                            192,146   $   3,125,391       290,681    $   5,488,383
Shares issued in reinvestment of
  dividends and distributions           30,934         506,656       133,172        2,598,132
Shares redeemed                       (246,264)     (3,911,115)     (396,941)      (7,219,735)
                                   -----------    ------------   -----------    -------------
Net increase (decrease)                (23,184)  $    (279,068)       26,912    $     866,780
                                   ===========   =============   ===========    =============

                                                         LARGE CAP VALUE
                                   ----------------------------------------------------------
                                                            CLASS C
                                   ----------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                   APRIL 30, 2003 (UNAUDITED)           OCTOBER 31, 2002
                                   ----------------------------------------------------------
                                     SHARES          VALUE         SHARES            VALUE
                                   -----------   ------------    -----------    -------------
Shares sold                             34,263   $     550,063        54,693    $   1,022,052
Shares issued in reinvestment of
  dividends and distributions            2,602          42,427         8,035          155,964
Shares redeemed                         (7,247)       (115,863)      (33,052)        (615,500)
                                   -----------    ------------   -----------    -------------
Net increase                            29,618   $     476,627        29,676    $     562,516
                                   ===========   =============   ===========    =============

                                         LARGE CAP VALUE
                                   ---------------------------
                                            CLASS D
                                   ---------------------------
                                        FOR THE YEAR ENDED
                                         OCTOBER 31, 2003
                                   ---------------------------
                                     SHARES          VALUE
                                   -----------   -------------
Shares sold                             53,963   $   1,072,918
Shares issued in reinvestment of
  dividends and distributions          171,387       3,381,467
Shares redeemed                     (2,311,557)    (47,718,754)
                                   -----------   -------------
Net decrease                        (2,086,207)  $ (43,264,369)
                                   ===========   =============

                                                        SMALL CAP VALUE
                                   ----------------------------------------------------------
                                                         COMMON CLASS
                                   ----------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                    APRIL 30, 2003 (UNAUDITED)         OCTOBER 31, 2002
                                   ----------------------------------------------------------
                                      SHARES         VALUE          SHARES         VALUE
                                   -----------   -------------   -----------    -------------
Shares sold                            616,141   $  11,025,154     2,037,442    $  43,491,976
Shares issued in reinvestment of
  dividends and distributions          239,082       4,181,492       206,532        4,122,723
Shares redeemed                       (785,500)    (13,529,490)   (1,271,379)     (26,177,786)
                                   -----------   -------------   -----------    -------------
Net increase                            69,723   $   1,677,156       972,595    $  21,436,913
                                   ===========   =============   ===========    =============

                                                        SMALL CAP VALUE
                                   ----------------------------------------------------------
                                                            CLASS A
                                   ----------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                    APRIL 30, 2003 (UNAUDITED)         OCTOBER 31, 2002
                                   ----------------------------------------------------------
                                      SHARES         VALUE          SHARES         VALUE
                                   -----------   -------------   -----------    -------------
Shares sold                          1,280,091   $  21,987,403     1,317,940    $  35,671,755
Shares issued in reinvestment of
  dividends and distributions          691,170      12,130,136     1,250,540       25,063,759
Shares redeemed                     (1,303,706)    (22,405,931)   (3,884,528)     (90,304,871)
                                   -----------   -------------   -----------    -------------
Net increase (decrease)                667,555   $  11,711,608    (1,316,048)   $ (29,569,357)
                                   ===========   =============   ===========    =============

                                                        SMALL CAP VALUE
                                   ----------------------------------------------------------
                                                            CLASS B
                                   ----------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                    APRIL 30, 2003 (UNAUDITED)         OCTOBER 31, 2002
                                   ----------------------------------------------------------
                                      SHARES         VALUE          SHARES         VALUE
                                   -----------   -------------   -----------    -------------
Shares sold                            120,743   $   1,963,160       352,858    $   7,019,306
Shares issued in reinvestment of
  distributions                         94,730       1,577,261       117,607        2,258,049
Shares redeemed                       (141,357)     (2,289,007)     (219,418)      (4,302,841)
                                   -----------   -------------   -----------    -------------
Net increase                            74,116   $   1,251,414       251,047    $   4,974,514
                                   ===========   =============   ===========    =============

                                                        SMALL CAP VALUE
                                   ----------------------------------------------------------
                                                            CLASS C
                                   ----------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                    APRIL 30, 2003 (UNAUDITED)         OCTOBER 31, 2002
                                   ----------------------------------------------------------
                                      SHARES         VALUE          SHARES         VALUE
                                   -----------   -------------   -----------    -------------
Shares sold                             95,970   $   1,550,213       210,925    $   4,179,124
Shares issued in reinvestment of
  distributions                         22,210         368,689        11,516          220,414
Shares redeemed                        (31,483)       (508,802)      (54,000)      (1,015,269)
                                   -----------   -------------   -----------    -------------
Net increase                            86,697   $   1,410,100       168,441    $   3,384,269
                                   ===========   =============   ===========    =============

----------
(1)  Large Cap Value Class D ceased operations effective March 18, 2002.

   Management has determined that due to an administrative oversight, new sales of Common Class shares other than pursuant to reinvestment of dividends took place after February 28, 2002, when there was no effective Common Class prospectus. A right of rescission will be offered to shareholders who purchased Common Class shares after February 28, 2002. The Fund will not bear any of the costs of the rescission offer, including payments due to shareholders who accept the offer.

   On April 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds were as follows:

                                    NUMBER OF    APPROXIMATE PERCENTAGE
        FUND                      SHAREHOLDERS   OF OUTSTANDING SHARES
        ----                      ------------   ----------------------
        Large Cap Value
          Common Class                   1                  74%
          Class C                        2                  17%
        Small Cap Value
          Common Class                   3                  66%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. SUBSEQUENT EVENT

   On April 25, 2003, shareholders of Credit Suisse Strategic Value Fund ("Strategic Value"), approved a reorganization (the "Reorganization") into Large Cap Value. The Reorganization was completed on June 6, 2003, and each shareholder of Strategic Value became a shareholder of Large Cap Value and received on a tax-free basis shares of Large Cap Value with the same aggregate net asset value as their shares of the Strategic Value.

CREDIT SUISSE LARGE CAP VALUE FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

A special meeting of shareholders of the Credit Suisse Large Cap Value Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003, May 16, 2003 and June 5, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved except Proposals 4-A and 4-B.

1. To Elect the Following Nominees as Trustees:

                                       FOR                 WITHHELD
                                    -----------           ----------
           Richard H. Francis        6,065,819             277,859
           Jack W. Fritz             6,061,565             282,113
           Joseph D. Gallagher       6,056,324             287,354
           Jeffrey E. Garten         6,057,511             286,167
           Peter F. Krogh            6,062,570             281,108
           James S. Pasman, Jr.      6,051,420             292,258
           Steven N. Rappaport       6,057,826             285,852
           William W. Priest         6,063,588             280,090

           Total Eligible Shares     8,792,770
           Total Shares Voted        6,343,678
           % of Shares Voted             72.15%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               5,501,862            62.57%             86.73%
        Against             388,277             4.42%              6.13%
        Abstain             261,494             2.97%              4.12%
        Broker Non-votes    192,045             2.18%              3.02%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               5,508,747            62.65%             86.84%
        Against             382,826             4.35%              6.04%
        Abstain             260,060             2.96%              4.10%
        Broker Non-votes    192,045             2.18%              3.02%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               5,520,464            62.78%             87.02%
        Against             382,102             4.35%              6.02%
        Abstain             249,067             2.83%              3.93%
        Broker Non-votes    192,045             2.18%              3.03%

2-D. To Modify the Fundamental Investment Restriction on Investing in
Commodities:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               5,493,145            62.47%             86.59%
        Against             398,192             4.53%              6.28%
        Abstain             260,296             2.96%              4.10%
        Broker Non-votes    192,045             2.18%              3.03%

2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               5,464,274            62.15%             86.14%
        Against             435,450             4.95%              6.87%
        Abstain             251,909             2.87%              3.97%
        Broker Non-votes    192,045             2.18%              3.02%

2-F. To Remove the Fundamental Investment Restriction on Investing for Control:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               5,488,170            62.42%             86.51%
        Against             404,622             4.60%              6.38%
        Abstain             258,841             2.94%              4.08%
        Broker Non-votes    192,045             2.18%              3.03%

2-G. To Remove the Fundamental Investment Restriction on Investment in Securities Owned by Management:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               5,471,798            62.23%             86.25%
        Against             421,960             4.80%              6.65%
        Abstain             257,876             2.93%              4.07%
        Broker Non-votes    192,045             2.18%              3.03%

2-H. To Remove the Fundamental Investment Restriction on Investment in Unseasoned Issuers:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               5,439,813            61.87%             85.75%
        Against             455,500             5.18%              7.18%
        Abstain             256,320             2.92%              4.04%
        Broker Non-votes    192,045             2.18%              3.03%

2-I. To Remove the Fundamental Investment Restriction on Pledging Assets:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               5,480,929            62.34%             86.40%
        Against             420,850             4.79%              6.63%
        Abstain             249,854             2.84%              3.94%
        Broker Non-votes    192,045             2.18%              3.03%

2-J. To Remove the Fundamental Investment Restriction on Investments in Securities Issued by Other Investment Companies:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               5,517,941            62.76%             86.98%
        Against             384,558             4.37%              6.06%
        Abstain             249,134             2.83%              3.93%
        Broker Non-votes    192,045             2.18%              3.03%

2-K. To Remove the Fundamental Investment Restriction on Joint Trading Accounts:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               5,504,754            62.61%             86.78%
        Against             393,029             4.47%              6.20%
        Abstain             253,850             2.89%              4.00%
        Broker Non-votes    192,045             2.18%              3.02%

3. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               4,572,838            52.01%             72.09%
        Against           1,298,166            14.76%             20.46%
        Abstain             280,630             3.19%              4.42%
        Broker Non-votes    192,045             2.18%              3.03%

4-A. To Amend the Charter Document to Allow Involuntary Redemptions:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               4,619,711            52.54%             72.82%
        Against           1,292,231            14.70%             20.37%
        Abstain             239,691             2.73%              3.78%
        Broker Non-votes    192,045             2.18%              3.03%

4-B. To Amend the Charter Document to Allow Mergers Without Shareholder
Approval:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               4,524,232            51.45%             71.32%
        Against           1,412,575            16.07%             22.27%
        Abstain             214,826             2.44%              3.39%
        Broker Non-votes    192,045             2.18%              3.02%

CREDIT SUISSE SMALL CAP VALUE FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

A special meeting of shareholders of the Credit Suisse Small Cap Value Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003, and May 16, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved except Proposals 3 and 4-A.

1. To Elect the Following Nominees as Trustees:

                                          FOR                   WITHHELD
                                      ------------            ------------
           Richard H. Francis            7,576,142              261,197
           Jack W. Fritz                 7,559,018              278,320
           Joseph D. Gallagher           7,572,997              264,341
           Jeffrey E. Garten             7,562,225              275,113
           Peter F. Krogh                7,580,447              256,891
           James S. Pasman, Jr.          7,559,944              277,395
           Steven N. Rappaport           7,578,447              258,891
           William W. Priest             7,573,042              264,297
           Total Eligible Shares        12,763,354
           Total Shares Voted            7,837,339
           % of Shares Voted                 61.41%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               6,821,039            53.44%             87.04%
        Against             309,035             2.42%              3.94%
        Abstain             265,066             2.08%              3.38%
        Broker Non-votes    442,199             3.47%              5.64%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               6,811,954            53.37%             86.92%
        Against             313,349             2.46%              4.00%
        Abstain             269,837             2.11%              3.44%
        Broker Non-votes    442,199             3.47%              5.64%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               6,729,594            52.73%             85.86%
        Against             293,618             2.30%              3.75%
        Abstain             371,928             2.91%              4.75%
        Broker Non-votes    442,199             3.47%              5.64%

2-D. To Remove the Fundamental Investment Restriction on Investing in
Commodities:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               6,698,902            52.49%             85.47%
        Against             322,199             2.53%              4.11%
        Abstain             374,038             2.93%              4.78%
        Broker Non-votes    442,199             3.47%              5.64%

2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               6,797,040            53.25%             86.73%
        Against             336,873             2.64%              4.30%
        Abstain             261,227             2.05%              3.33%
        Broker Non-votes    442,199             3.47%              5.64%

2-F. To Remove the Fundamental Investment Restriction on Investing for Control:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               6,718,704            52.64%             85.73%
        Against             304,652             2.39%              3.89%
        Abstain             371,784             2.91%              4.74%
        Broker Non-votes    442,199             3.47%              5.64%

2-G. To Remove the Fundamental Investment Restriction on Pledging Assets:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               6,806,288            53.33%             86.85%
        Against             326,070             2.56%              4.16%
        Abstain             262,782             2.06%              3.35%
        Broker Non-votes    442,199             3.47%              5.64%

2-H. To Remove the Fundamental Investment Restriction on Investing in Restricted
Securities:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               6,788,713            53.19%             86.62%
        Against             339,807             2.66%              4.34%
        Abstain             266,620             2.09%              3.40%
        Broker Non-votes    442,199             3.47%              5.64%

3. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               4,814,447            37.72%             61.43%
        Against           2,337,791            18.32%             29.83%
        Abstain             242,902             1.90%              3.10%
        Broker Non-votes    442,199             3.47%              5.64%

4-A. To Amend the Charter Document to Allow Involuntary Redemptions:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               4,836,502            37.89%             61.71%
        Against           2,309,858            18.10%             29.47%
        Abstain             248,780             1.95%              3.18%
        Broker Non-votes    442,199             3.47%              5.64%

4-B. To Amend the Charter Document to Allow Mergers Without Shareholder
Approval:

                                       % OF TOTAL SHARES      % OF TOTAL
                            SHARES        OUTSTANDING        SHARES VOTED
                         -----------   ------------------   --------------
        For               4,727,359            37.04%             60.32%
        Against           2,446,065            19.16%             31.21%
        Abstain             221,716             1.74%              2.83%
        Broker Non-votes    442,199             3.47%              5.64%

CREDIT SUISSE FUNDS
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSVAL-3-0403

ITEM 2. CODE OF ETHICS.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

(b) The certifications of the Registrant as required by Rule 30a-2 under the Act are exhibits to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               Credit Suisse Capital Funds

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  July 2, 2003

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  July 2, 2003

               /s/ Michael A. Pignataro
               Name:  Michael A. Pignataro
               Title: Chief Financial Officer
               Date:  July 2, 2003